UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2018

MFS® Blended Research® Small Cap Equity Portfolio

MFS® Variable Insurance Trust III

VSC-SEM

MFS® Blended Research® Small Cap Equity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Urban Outfitters, Inc.	1.6%
Paylocity Holding Corp.	1.5%
East West Bancorp, Inc.	1.5%
Wintrust Financial Corp.	1.5%
Brixmor Property Group Inc., REIT	1.5%
Trex Co., Inc.	1.5%
Ramco-Gershenson Properties Trust, REIT	1.4%
KBR, Inc.	1.4%
Tech Data Corp.	1.4%
Store Capital Corp., REIT	1.3%

Equity sectors
Financial Services	26.0%
Health Care	15.0%
Technology	13.8%
Industrial Goods & Services	12.6%
Basic Materials	6.5%
Special Products & Services	5.1%
Leisure	4.6%
Energy	4.2%
Utilities & Communications	3.8%
Retailing	3.7%
Consumer Staples	2.4%
Autos & Housing	1.3%
Transportation	0.5%

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Small Cap Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.51%	$1,000.00	$1,086.12	$2.64
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
Service Class	Actual	0.76%	$1,000.00	$1,084.60	$3.93
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.5%
Aerospace – 0.8%
CACI International, Inc., “A” (a)	5,109	$861,122

Automotive – 0.2%
Stoneridge, Inc. (a)	7,170	$251,954

Biotechnology – 4.9%
Acorda Therapeutics, Inc. (a)	22,397	$642,794
Akebia Therapeutics, Inc. (a)	52,488	523,830
AMAG Pharmaceuticals, Inc. (a)	37,130	724,035
Bio-Techne Corp.	8,114	1,200,466
Bruker BioSciences Corp.	15,268	443,383
Emergent BioSolutions, Inc. (a)	12,589	635,619
Genomic Health, Inc. (a)	6,576	331,430
Macrogenics, Inc. (a)	22,136	457,109

		$4,958,666

Broadcasting – 0.1%
MDC Partners, Inc. (a)	22,514	$103,564

Brokerage & Asset Managers – 0.3%
Legg Mason, Inc.	1,165	$40,461
Virtu Financial, Inc., “A”	9,028	239,693

		$280,154

Business Services – 4.2%
Conduent, Inc. (a)	55,192	$1,002,838
Forrester Research, Inc.	24,347	1,021,357
Grand Canyon Education, Inc. (a)	11,193	1,249,251
Travelport Worldwide Ltd.	55,002	1,019,737

		$4,293,183

Chemicals – 0.7%
Ingevity Corp. (a)	8,848	$715,449

Computer Software – 2.4%
Cornerstone OnDemand, Inc. (a)	9,585	$454,616
Paylocity Holding Corp. (a)	25,615	1,507,699
RingCentral, Inc. (a)	7,139	502,229

		$2,464,544

Computer Software – Systems – 7.4%
Avnet, Inc.	3,069	$131,629
EPAM Systems, Inc. (a)	9,611	1,194,936
Five9, Inc. (a)	27,185	939,785
NCR Corp. (a)	42,330	1,269,053
Pitney Bowes, Inc.	5,849	50,126
Presidio, Inc. (a)	29,857	391,127
Rapid7, Inc. (a)	46,762	1,319,624
RealPage, Inc (a)	4,680	257,868
Tech Data Corp. (a)	16,704	1,371,733
Verint Systems, Inc. (a)	12,564	557,213

		$7,483,094

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Construction – 1.0%
Armstrong World Industries, Inc. (a)	4,633	$292,806
Foundation Building Materials, Inc. (a)	15,591	239,790
GMS, Inc. (a)	4,726	128,027
MDC Holdings, Inc.	12,391	381,271

		$1,041,894

Consumer Products – 0.4%
Herbalife Ltd. (a)	8,009	$430,243

Consumer Services – 0.9%
ServiceMaster Global Holdings, Inc. (a)	14,816	$881,107

Electrical Equipment – 2.6%
Atkore International Group, Inc. (a)	3,412	$70,867
TriMas Corp. (a)	44,066	1,295,540
WESCO International, Inc. (a)	22,359	1,276,699

		$2,643,106

Electronics – 2.9%
Amkor Technology, Inc. (a)	39,486	$339,185
Integrated Device Technology, Inc. (a)	5,038	160,612
IPG Photonics Corp. (a)	3,946	870,606
Jabil Circuit, Inc.	23,150	640,329
OSI Systems, Inc. (a)	4,246	328,343
Sanmina Corp. (a)	15,771	462,090
TTM Technologies, Inc. (a)	5,532	97,529

		$2,898,694

Energy – Independent – 2.9%
Bonanza Creek Energy, Inc. (a)	14,987	$567,558
Delek U.S. Holdings, Inc.	18,680	937,175
Energen Corp. (a)	930	67,723
Par Pacific Holdings, Inc. (a)	2,943	51,149
PBF Energy, Inc., “A”	12,944	542,742
W&T Offshore, Inc. (a)	30,845	220,542
Warrior Met Coal, Inc.	20,843	574,641

		$2,961,530

Engineering – Construction – 1.9%
KBR, Inc.	77,301	$1,385,234
Matrix Service Co. (a)	27,959	513,048

		$1,898,282

Entertainment – 0.1%
Six Flags Entertainment Corp.	1,294	$90,645

Food & Beverages – 2.0%
Dean Foods Co.	24,666	$259,239
Hostess Brands, Inc. (a)	22,068	300,125
Pilgrim’s Pride Corp. (a)	36,037	725,425
Sanderson Farms, Inc.	3,278	344,682
SpartanNash Co.	14,249	363,634

		$1,993,105

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MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Forest & Paper Products – 2.8%
Boise Cascade Corp.	13,152	$587,894
Trex Co., Inc. (a)	23,613	1,477,938
Verso Corp., “A” (a)	35,776	778,486

		$2,844,318

Health Maintenance Organizations – 0.7%
Molina Healthcare, Inc. (a)	7,453	$729,947

Insurance – 2.8%
American Equity Investment Life Holding Co.	31,283	$1,126,188
Essent Group Ltd. (a)	15,288	547,616
Heritage Insurance Holdings, Inc. (l)	29,048	484,230
Universal Insurance Holdings, Inc.	18,356	644,296

		$2,802,330

Internet – 1.2%
LogMeIn, Inc.	11,473	$1,184,587

Leisure & Toys – 0.7%
Brunswick Corp.	10,306	$664,531

Machinery & Tools – 7.2%
ACCO Brands Corp.	27,538	$381,401
AGCO Corp.	4,200	255,024
Allison Transmission Holdings, Inc.	7,690	311,368
Greenbrier Cos., Inc.	10,013	528,186
Herman Miller, Inc.	22,093	748,953
ITT, Inc.	19,483	1,018,376
Knoll, Inc.	18,653	388,169
Park-Ohio Holdings Corp.	11,996	447,451
Regal Beloit Corp.	14,169	1,159,024
SPX FLOW, Inc. (a)	30,176	1,320,804
Steelcase, Inc., “A”	11,009	148,621
Titan Machinery, Inc. (a)	32,680	508,174
Wabash National Corp.	5,575	104,030

		$7,319,581

Medical & Health Technology & Services –1.1%
Premier, Inc., “A” (a)	7,267	$264,373
Tenet Healthcare Corp. (a)	25,870	868,456

		$1,132,829

Medical Equipment – 5.0%
AngioDynamics, Inc. (a)	28,279	$628,925
Avanos Medical, Inc. (a)	17,291	989,910
Biotelemetry, Inc. (a)	6,472	291,240
CONMED Corp.	12,512	915,878
Integer Holdings Corp. (a)	15,812	1,022,246
Lantheus Holdings, Inc. (a)	26,150	380,482
LivaNova PLC (a)	3,102	309,642
NuVasive, Inc. (a)	10,475	545,957

		$5,084,280

Metals & Mining – 0.8%
Olympic Steel, Inc.	22,788	$465,103
Ryerson Holding Corp. (a)	19,699	219,644
Schnitzer Steel Industries, Inc., “A”	2,539	85,564

		$770,311

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Natural Gas – Distribution – 0.4%
MDU Resources Group, Inc.	8,904	$255,367
Southwest Gas Holdings, Inc.	2,621	199,903

		$455,270

Oil Services – 1.3%
ProPetro Holding Corp. (a)	84,426	$1,323,800

Other Banks & Diversified Financials – 13.3%
Assured Guaranty Ltd.	11,625	$415,361
BancFirst Corp.	5,695	337,144
Bank of N.T. Butterfield & Son Ltd.	14,693	671,764
CAI International, Inc. (a)	20,273	471,145
Cathay General Bancorp, Inc.	33,062	1,338,680
East West Bancorp, Inc.	22,781	1,485,321
Enova International, Inc. (a)	24,568	897,960
First Hawaiian, Inc.	44,009	1,277,141
First Interstate BancSystem, Inc.	26,672	1,125,559
Hanmi Financial Corp.	8,554	242,506
Herc Holdings, Inc. (a)	10,285	579,457
Popular, Inc.	12,357	558,660
Preferred Bank	14,898	915,631
Prosperity Bancshares, Inc.	5,060	345,902
Regional Management Corp. (a)	23,394	819,258
Triton International Ltd. of Bermuda	19,079	584,962
Wintrust Financial Corp.	17,021	1,481,678

		$13,548,129

Pharmaceuticals – 3.3%
Amneal Pharmaceuticals, Inc. (a)	35,330	$579,765
Catalent, Inc. (a)	5,953	249,371
Depomed, Inc. (a)	75,672	504,732
Endo International PLC (a)	69,928	659,421
Horizon Pharma PLC (a)	43,305	717,131
Lannett Co., Inc. (a)	6,711	91,270
United Therapeutics Corp. (a)	4,753	537,802

		$3,339,492

Pollution Control – 0.0%
Advanced Disposal Services, Inc. (a)	1,968	$48,767

Printing & Publishing – 1.1%
Gannett Co., Inc.	54,527	$583,439
Quad/Graphics, Inc.	23,864	497,087

		$1,080,526

Real Estate – 9.7%
Ashford Hospitality Trust, REIT	78,484	$635,720
Brixmor Property Group Inc., REIT	84,967	1,480,975
CubeSmart, REIT	9,925	319,783
EPR Properties, REIT	8,541	553,371
Life Storage, Inc., REIT	12,963	1,261,430
Medical Properties Trust, Inc., REIT	92,360	1,296,734
Preferred Apartment Communities, Inc., “A”, REIT	24,024	408,168
Ramco-Gershenson Properties Trust, REIT	107,010	1,413,602
RE/MAX Holdings, Inc., “A”	20,868	1,094,527

5

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued
Store Capital Corp., REIT	49,249	$1,349,423

		$9,813,733

Restaurants – 2.7%
BJ’s Restaurants, Inc.	4,309	$258,540
Bloomin Brands, Inc.	29,925	601,493
Brinker International, Inc.	12,434	591,858
Dave & Buster’s, Inc. (a)	27,563	1,311,999

		$2,763,890

Specialty Chemicals – 2.2%
Kronos Worldwide, Inc.	23,604	$531,798
PolyOne Corp.	4,882	211,000
Renewable Energy Group, Inc. (a)	30,078	536,892
Univar, Inc. (a)	35,493	931,337

		$2,211,027

Specialty Stores – 3.7%
Express, Inc. (a)	34,932	$319,628
Michaels Co., Inc. (a)	59,067	1,132,314
Party City Holdco, Inc. (a)	16,661	254,080
Sally Beauty Holdings, Inc. (a)	12,072	193,514
Urban Outfitters, Inc. (a)	35,414	1,577,694
Zumiez, Inc. (a)	11,909	298,321

		$3,775,551

Telecommunications – Wireless – 0.9%
Intelsat S.A. (a)	27,700	$461,482
Telephone and Data Systems, Inc.	17,621	483,168

		$944,650

Trucking – 0.5%
ArcBest Corp.	1,516	$69,281
Forward Air Corp.	6,531	385,852
Werner Enterprises, Inc.	1,715	64,398

		$519,531

Utilities – Electric Power – 2.4%
NRG Energy, Inc.	30,567	$938,407
NRG Yield, Inc., “A”	29,725	506,811
PNM Resources, Inc.	15,682	610,030
Portland General Electric Co.	4,750	203,110
Spark Energy, Inc., “A”	19,148	186,693

		$2,445,051

Total Common Stocks (Identified Cost, $83,569,231)		$101,052,467

	Strike Price	First Exercise	Shares/Par	Value ($)
WARRANTS – 0.0%
Other Banks & Diversified Financials – 0.0%
Emergent Capital, Inc. (1 share for 1 warrant) (a) (Identified Cost, $0)	$10.75	11/06/14	318	$0

INVESTMENT COMPANIES (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $689,106)			689,175	$689,175

COLLATERAL FOR SECURITIES LOANED – 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.9% (j) (Identified Cost, $394,421)			394,421	$394,421

OTHER ASSETS, LESS LIABILITIES – (0.6)%				(585,853)

NET ASSETS – 100.0%				$101,550,210

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $689,175 and $101,446,888, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $381,160 of securities on loan (identified cost, $83,963,652)	$101,446,888
Investments in affiliated issuers, at value (identified cost, $689,106)	689,175
Receivables for
Investments sold	5,759,558
Fund shares sold	352
Interest and dividends	118,620
Other assets	548
Total assets	$108,015,141
Liabilities
Payables for
Investments purchased	$5,722,905
Fund shares reacquired	298,345
Collateral for securities loaned, at value	394,421
Payable to affiliates
Investment adviser	3,467
Shareholder servicing costs	43
Distribution and/or service fees	1,343
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	44,307
Total liabilities	$6,464,931
Net assets	$101,550,210
Net assets consist of
Paid-in capital	$61,122,407
Unrealized appreciation (depreciation)	17,766,960
Accumulated net realized gain (loss)	21,586,156
Undistributed net investment income	1,074,687
Net assets	$101,550,210
Shares of beneficial interest outstanding	7,067,615

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$36,165,117	2,472,339	$14.63
Service Class	65,385,093	4,595,276	14.23

See Notes to Financial Statements

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MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$713,562
Income on securities loaned	24,311
Dividends from affiliated issuers	7,165
Other	6,143
Foreign taxes withheld	(663)
Total investment income	$750,518
Expenses
Management fee	$209,714
Distribution and/or service fees	86,047
Shareholder servicing costs	4,551
Administrative services fee	12,823
Independent Trustees’ compensation	2,118
Custodian fee	2,805
Shareholder communications	9,584
Audit and tax fees	26,609
Legal fees	637
Miscellaneous	5,900
Total expenses	$360,788
Reduction of expenses by investment adviser	(4,839)
Net expenses	$355,949
Net investment income (loss)	$394,569
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$9,873,290
Affiliated issuers	91
Net realized gain (loss)	$9,873,381
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,399,803)
Affiliated issuers	69
Net unrealized gain (loss)	$(1,399,734)
Net realized and unrealized gain (loss)	$8,473,647
Change in net assets from operations	$8,868,216

See Notes to Financial Statements

8

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18 (unaudited)	Year ended 12/31/17
Change in net assets
From operations
Net investment income (loss)	$394,569	$680,254
Net realized gain (loss)	9,873,381	12,101,069
Net unrealized gain (loss)	(1,399,734)	2,075,039
Change in net assets from operations	$8,868,216	$14,856,362
Distributions declared to shareholders
From net investment income	$—	$(764,011)
From net realized gain	—	(11,410,140)
Total distributions declared to shareholders	$—	$(12,174,151)
Change in net assets from fund share transactions	$(14,879,061)	$1,710,788
Total change in net assets	$(6,010,845)	$4,392,999
Net assets
At beginning of period	107,561,055	103,168,056
At end of period (including undistributed net investment income of $1,074,687 and $680,118, respectively)	$101,550,210	$107,561,055

See Notes to Financial Statements

9

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$13.47		$13.23	$12.29		$16.04	$18.24	$13.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$0.11	$0.11	(c)	$0.15	$0.10	$0.11
Net realized and unrealized gain (loss)	1.10		1.70	2.35		(0.94)	1.16	5.91
Total from investment operations	$1.16		$1.81	$2.46		$(0.79)	$1.26	$6.02
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.16)		$(0.10)	$(0.18)	$(0.28)
From net realized gain	—		(1.45)	(1.36)		(2.86)	(3.28)	(1.07)
Total distributions declared to shareholders	$—		$(1.57)	$(1.52)		$(2.96)	$(3.46)	$(1.35)
Net asset value, end of period (x)	$14.63		$13.47	$13.23		$12.29	$16.04	$18.24
Total return (%) (k)(r)(s)(x)	8.61	(n)	14.97	20.90	(c)	(4.15)	7.29	45.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.53	0.42	(c)	0.54	0.51	0.51
Expenses after expense reductions (f)	0.51	(a)	0.52	0.41	(c)	0.53	0.50	0.51
Net investment income (loss)	0.92	(a)	0.82	0.92	(c)	1.03	0.56	0.68
Portfolio turnover	39	(n)	81	72		78	67	69
Net assets at end of period (000 omitted)	$36,165		$36,195	$28,715		$27,795	$31,323	$33,401

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$13.12		$12.92	$12.03		$15.75	$17.96	$13.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.07	$0.08	(c)	$0.12	$0.05	$0.07
Net realized and unrealized gain (loss)	1.07		1.67	2.29		(0.93)	1.15	5.82
Total from investment operations	$1.11		$1.74	$2.37		$(0.81)	$1.20	$5.89
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.12)		$(0.05)	$(0.13)	$(0.24)
From net realized gain	—		(1.45)	(1.36)		(2.86)	(3.28)	(1.07)
Total distributions declared to shareholders	$—		$(1.54)	$(1.48)		$(2.91)	$(3.41)	$(1.31)
Net asset value, end of period (x)	$14.23		$13.12	$12.92		$12.03	$15.75	$17.96
Total return (%) (k)(r)(s)(x)	8.46	(n)	14.70	20.58	(c)	(4.38)	7.04	45.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.78	0.67	(c)	0.79	0.76	0.76
Expenses after expense reductions (f)	0.76	(a)	0.77	0.66	(c)	0.78	0.75	0.76
Net investment income (loss)	0.66	(a)	0.55	0.66	(c)	0.79	0.30	0.42
Portfolio turnover	39	(n)	81	72		78	67	69
Net assets at end of period (000 omitted)	$65,385		$71,366	$74,453		$82,794	$104,221	$121,036

See Notes to Financial Statements

10

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Blended Research Small Cap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to

12

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$100,380,703	$—	$0	$100,380,703
Bermuda	671,764	—	—	671,764
Mutual Funds	1,083,596	—	—	1,083,596
Total	$102,136,063	$—	$0	$102,136,063

For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2018 the fund held one level 3 security valued at $0.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 12/31/17	$3
Change in unrealized appreciation or depreciation	(3)
Balance as of 6/30/18	$0

The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2018 is $(3). At June 30, 2018, the fund held one level 3 security.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $381,160. The fair value of the fund’s investment securities on loan and a related liability of $394,421 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the

13

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/17
Ordinary income (including any short-term capital gains)	$2,113,078
Long-term capital gains	10,061,073
Total distributions	$12,174,151

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$85,147,977
Gross appreciation	19,255,663
Gross depreciation	(2,267,577)
Net unrealized appreciation (depreciation)	$16,988,086

As of 12/31/17
Undistributed ordinary income	2,612,841
Undistributed long-term capital gain	10,270,925
Other temporary differences	4,347
Net unrealized appreciation (depreciation)	18,671,474

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$312,130	$—	$3,720,235
Service Class	—	451,881	—	7,689,905
Total	$—	$764,011	$—	$11,410,140

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $4,839, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $4,439, which equated to 0.0085% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $112.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0244% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

15

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $92 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $6,113, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $40,361,883 and $54,205,411, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	33,330	$472,166	656,127	$8,983,200
Service Class	65,377	899,960	366,000	4,715,043
	98,707	$1,372,126	1,022,127	$13,698,243
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	330,522	$4,032,365
Service Class	—	—	684,759	8,141,786
	—	$—	1,015,281	$12,174,151
Shares reacquired
Initial Class	(247,925)	$(3,539,503)	(470,190)	$(6,195,645)
Service Class	(909,974)	(12,711,684)	(1,373,684)	(17,965,961)
	(1,157,899)	$(16,251,187)	(1,843,874)	$(24,161,606)
Net change
Initial Class	(214,595)	$(3,067,337)	516,459	$6,819,920
Service Class	(844,597)	(11,811,724)	(322,925)	(5,109,132)
	(1,059,192)	$(14,879,061)	193,534	$1,710,788

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $357 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		844,615	11,096,168	(11,251,608)	689,175

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$91	$69	$—	$7,165	$689,175

17

MFS Blended Research Small Cap Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

18

Semiannual Report

June 30, 2018

MFS® Conservative Allocation Portfolio

MFS® Variable Insurance Trust III

VCA-SEM

MFS® Conservative Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Conservative Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	17.0%
MFS Limited Maturity Portfolio	12.0%
MFS Government Securities Portfolio	10.0%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Value Series	6.0%
MFS Research Series	5.9%
MFS Growth Series	5.9%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Research International Portfolio	4.0%
MFS Mid Cap Growth Series	3.9%
MFS Global Real Estate Portfolio	2.0%
MFS International Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS New Discovery Value Portfolio	1.0%
MFS New Discovery Series	1.0%
Cash & Cash Equivalents	0.3%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statement of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

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MFS Conservative Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.02%	$1,000.00	$1,006.03	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
Service Class	Actual	0.27%	$1,000.00	$1,004.30	$1.34
	Hypothetical (h)	0.27%	$1,000.00	$1,023.46	$1.35

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

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MFS Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 62.0%
MFS Global Governments Portfolio – Initial Class (a)	3,934,410	$41,035,893
MFS Government Securities Portfolio – Initial Class	4,194,681	51,384,839
MFS High Yield Portfolio – Initial Class	4,488,081	25,582,064
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	4,838,548	51,288,614
MFS Limited Maturity Portfolio – Initial Class	6,039,585	61,603,763
MFS Total Return Bond Series – Initial Class	6,738,360	87,261,765

		$318,156,938

International Stock Funds – 8.0%
MFS International Growth Portfolio – Initial Class	652,275	$10,221,152
MFS International Value Portfolio – Initial Class	364,339	10,234,264
MFS Research International Portfolio – Initial Class	1,213,141	20,344,380

		$40,799,796

Specialty Funds – 2.0%
MFS Global Real Estate Portfolio – Initial Class	709,067	$10,309,827

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
U.S. Stock Funds – 27.7%
MFS Growth Series – Initial Class	553,871	$30,413,081
MFS Mid Cap Growth Series – Initial Class	1,898,111	20,157,937
MFS Mid Cap Value Portfolio – Initial Class	2,260,295	20,433,068
MFS New Discovery Series – Initial Class	218,597	5,025,546
MFS New Discovery Value Portfolio – Initial Class	446,004	5,124,584
MFS Research Series – Initial Class	1,000,167	30,595,120
MFS Value Series – Initial Class	1,523,058	30,659,148

		$142,408,484

Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,630,384	$1,630,384

Total Investment Companies (Identified Cost, $459,778,167)		$513,305,429

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(49,499)

NET ASSETS – 100.0%		$513,255,930

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $513,305,429.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in affiliated issuers, at value (identified cost, $459,778,167)	$513,305,429
Receivables for
Investments sold	580,499
Fund shares sold	751
Other assets	1,871
Total assets	$513,888,550
Liabilities
Payables for
Fund shares reacquired	$581,250
Payable to affiliates
Administrator	144
Shareholder servicing costs	69
Distribution and/or service fees	10,482
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	40,575
Total liabilities	$632,620
Net assets	$513,255,930
Net assets consist of
Paid-in capital	$424,971,826
Unrealized appreciation (depreciation)	53,527,262
Accumulated net realized gain (loss)	25,789,584
Undistributed net investment income	8,967,258
Net assets	$513,255,930
Shares of beneficial interest outstanding	43,930,470

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,215,115	189,706	$11.68
Service Class	511,040,815	43,740,764	11.68

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends from affiliated issuers	$13,412
Expenses
Distribution and/or service fees	$662,526
Shareholder servicing costs	4,816
Administrative services fee	8,679
Independent Trustees’ compensation	7,131
Custodian fee	4,787
Shareholder communications	6,862
Audit and tax fees	19,294
Legal fees	3,394
Miscellaneous	9,683
Total expenses	$727,172
Net investment income (loss)	$(713,760)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$7,461,250
Change in unrealized appreciation or depreciation
Affiliated issuers	$(4,269,750)
Net realized and unrealized gain (loss)	$3,191,500
Change in net assets from operations	$2,477,740

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$(713,760)	$9,682,222
Net realized gain (loss)	7,461,250	20,657,881
Net unrealized gain (loss)	(4,269,750)	32,920,622
Change in net assets from operations	$2,477,740	$63,260,725
Distributions declared to shareholders
From net investment income	$—	$(10,989,398)
From net realized gain	—	(15,777,594)
Total distributions declared to shareholders	$—	$(26,766,992)
Change in net assets from fund share transactions	$(44,138,857)	$(96,807,155)
Total change in net assets	$(41,661,117)	$(60,313,422)
Net assets
At beginning of period	554,917,047	615,230,469
At end of period (including undistributed net investment income of $8,967,258 and $9,681,018, respectively)	$513,255,930	$554,917,047

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$11.61		$10.95	$11.09		$11.79	$11.61	$11.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.22	$0.22	(c)	$0.24	$0.20	$0.11
Net realized and unrealized gain (loss)	0.07		1.02	0.36		(0.27)	0.34	0.97
Total from investment operations	$0.07		$1.24	$0.58		$(0.03)	$0.54	$1.08
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.32)		$(0.41)	$(0.22)	$(0.37)
From net realized gain	—		(0.32)	(0.40)		(0.26)	(0.14)	(0.90)
Total distributions declared to shareholders	$—		$(0.58)	$(0.72)		$(0.67)	$(0.36)	$(1.27)
Net asset value, end of period (x)	$11.68		$11.61	$10.95		$11.09	$11.79	$11.61
Total return (%) (k)(r)(s)(x)	0.60	(n)	11.48	5.03	(c)	(0.19)	4.61	9.82
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.02	0.02	(c)	0.01	0.02	0.03
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.02	0.03
Net investment income (loss) (l)	(0.02	)(a)	1.94	1.92	(c)	2.06	1.66	0.93
Portfolio turnover	0	(b)(n)	0 (b)	1		2	1	1
Net assets at end of period (000 omitted)	$2,215		$2,338	$2,266		$2,419	$2,948	$4,167

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$11.63		$10.96	$11.10		$11.80	$11.61	$11.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.19	$0.19	(c)	$0.21	$0.16	$0.07
Net realized and unrealized gain (loss)	0.07		1.02	0.35		(0.28)	0.36	0.98
Total from investment operations	$0.05		$1.21	$0.54		$(0.07)	$0.52	$1.05
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.28)		$(0.37)	$(0.19)	$(0.34)
From net realized gain	—		(0.32)	(0.40)		(0.26)	(0.14)	(0.90)
Total distributions declared to shareholders	$—		$(0.54)	$(0.68)		$(0.63)	$(0.33)	$(1.24)
Net asset value, end of period (x)	$11.68		$11.63	$10.96		$11.10	$11.80	$11.61
Total return (%) (k)(r)(s)(x)	0.43	(n)	11.24	4.73	(c)	(0.49)	4.41	9.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.27	0.27	(c)	0.26	0.27	0.28
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.27	0.28
Net investment income (loss) (l)	(0.27	)(a)	1.63	1.66	(c)	1.80	1.36	0.62
Portfolio turnover	0	(b)(n)	0 (b)	1		2	1	1
Net assets at end of period (000 omitted)	$511,041		$552,579	$612,965		$691,195	$801,775	$896,495

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(b)	Less than 0.5%.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were

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MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$513,305,429	$—	$—	$513,305,429

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

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MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/17
Ordinary income (including any short-term capital gains)	$11,663,511
Long-term capital gains	15,103,481
Total distributions	$26,766,992

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$462,274,019
Gross appreciation	62,080,806
Gross depreciation	(11,049,396)
Net unrealized appreciation (depreciation)	$51,031,410

As of 12/31/17
Undistributed ordinary income	10,084,263
Undistributed long-term capital gain	20,420,941
Net unrealized appreciation (depreciation)	55,301,160

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$49,416	$—	$61,677
Service Class	—	10,939,982	—	15,715,917
Total	$—	$10,989,398	$—	$15,777,594

12

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $4,791, which equated to 0.0018% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $25.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0033% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $478 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of shares of underlying funds aggregated $2,404,623 and $47,267,587, respectively.

13

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,914	$22,343	10,169	$115,023
Service Class	280,308	3,284,632	423,197	4,768,408
	282,222	$3,306,975	433,366	$4,883,431
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	9,901	$111,093
Service Class	—	—	2,369,413	26,655,899
	—	$—	2,379,314	$26,766,992
Shares reacquired
Initial Class	(13,621)	$(159,153)	(25,609)	$(286,704)
Service Class	(4,049,493)	(47,286,679)	(11,197,619)	(128,170,874)
	(4,063,114)	$(47,445,832)	(11,223,228)	$(128,457,578)
Net change
Initial Class	(11,707)	$(136,810)	(5,539)	$(60,588)
Service Class	(3,769,185)	(44,002,047)	(8,405,009)	(96,746,567)
	(3,780,892)	$(44,138,857)	(8,410,548)	$(96,807,155)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,942 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio		4,199,849	3,339	(268,778)	3,934,410
MFS Global Real Estate Portfolio		776,900	10,382	(78,215)	709,067
MFS Government Securities Portfolio		4,473,015	24,624	(302,958)	4,194,681
MFS Growth Series		675,751	5,377	(127,257)	553,871
MFS High Yield Portfolio		4,796,242	7,861	(316,022)	4,488,081
MFS Inflation-Adjusted Bond Portfolio		5,136,227	6,990	(304,669)	4,838,548
MFS Institutional Money Market Portfolio		1,624,261	756,101	(749,978)	1,630,384
MFS International Growth Portfolio		716,142	2,122	(65,989)	652,275
MFS International Value Portfolio		392,455	1,113	(29,229)	364,339
MFS Limited Maturity Portfolio		6,520,227	17,693	(498,335)	6,039,585
MFS Mid Cap Growth Series		2,318,834	10,312	(431,035)	1,898,111
MFS Mid Cap Value Portfolio		2,446,894	9,443	(196,042)	2,260,295
MFS New Discovery Series		274,606	1,444	(57,453)	218,597
MFS New Discovery Value Portfolio		496,034	2,955	(52,985)	446,004
MFS Research International Portfolio		1,301,754	3,298	(91,911)	1,213,141
MFS Research Series		1,120,543	7,588	(127,964)	1,000,167
MFS Total Return Bond Series		7,126,269	34,726	(422,635)	6,738,360
MFS Value Series		1,581,540	14,503	(72,985)	1,523,058

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(109,181)	$(361,057)	$—	$—	$41,035,893
MFS Global Real Estate Portfolio	133,884	51,337	—	—	10,309,827
MFS Government Securities Portfolio	(397,570)	(244,273)	—	—	51,384,839
MFS Growth Series	3,385,296	526,160	—	—	30,413,081
MFS High Yield Portfolio	(121,806)	(209,930)	—	—	25,582,064
MFS Inflation-Adjusted Bond Portfolio	88,423	(1,085,997)	—	—	51,288,614
MFS Institutional Money Market Portfolio	(41)	178	—	13,412	1,630,384
MFS International Growth Portfolio	283,742	(150,968)	—	—	10,221,152
MFS International Value Portfolio	330,502	(377,985)	—	—	10,234,264
MFS Limited Maturity Portfolio	(34,821)	148,467	—	—	61,603,763
MFS Mid Cap Growth Series	1,711,468	756,457	—	—	20,157,937
MFS Mid Cap Value Portfolio	169,541	(77,441)	—	—	20,433,068
MFS New Discovery Series	298,981	441,662	—	—	5,025,546
MFS New Discovery Value Portfolio	100,647	68,006	—	—	5,124,584
MFS Research International Portfolio	378,768	(679,065)	—	—	20,344,380
MFS Research Series	1,129,531	124,769	—	—	30,595,120
MFS Total Return Bond Series	(330,714)	(1,595,078)	—	—	87,261,765
MFS Value Series	444,600	(1,604,992)	—	—	30,659,148
	$7,461,250	$(4,269,750)	$—	$13,412	$513,305,429

15

MFS Conservative Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2018

MFS® Global Real Estate Portfolio

MFS® Variable Insurance Trust III

VRE-SEM

MFS® Global Real Estate Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Global Real Estate Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	5.8%
Public Storage, Inc., REIT	4.3%
Unibail-Rodamco, REIT	3.5%
Mitsui Fudosan Co. Ltd.	3.4%
Welltower, Inc., REIT	3.3%
Link REIT	3.2%
Brixmor Property Group Inc., REIT	3.1%
Gateway Lifestyle Group Stapled Security	3.0%
Mid-America Apartment Communities, Inc., REIT	2.7%
Sun Communities, Inc., REIT	2.6%

Equity industries
Real Estate	97.3%
Business Services	1.4%
Telecommunications – Wireless	0.9%

Issuer country weightings (x)
United States	53.2%
Japan	9.6%
United Kingdom	7.8%
Hong Kong	6.5%
Australia	5.4%
Germany	3.6%
France	3.5%
Singapore	3.3%
Canada	2.4%
Other Countries	4.7%

Currency exposure weightings (y)
United States Dollar	53.2%
Euro	10.0%
Japanese Yen	9.6%
British Pound Sterling	7.8%
Hong Kong Dollar	6.5%
Australian Dollar	5.4%
Singapore Dollar	3.3%
Canadian Dollar	2.4%
Norwegian Krone	1.3%
Other Currencies	0.5%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Real Estate Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period

January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.92%	$1,000.00	$1,018.92	$4.61
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
Service Class	Actual	1.17%	$1,000.00	$1,017.67	$5.85
	Hypothetical (h)	1.17%	$1,000.00	$1,018.99	$5.86

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.6%
Business Services – 1.4%
Equinix, Inc., REIT	5,649	$2,428,449

Real Estate – 97.3%
Advance Residence Investment Corp., REIT	1,562	$4,003,935
Alexandria Real Estate Equities, Inc., REIT	32,999	4,163,484
American Homes 4 Rent, “A”, REIT	139,322	3,090,162
Ascendas India Trust, REIT	4,178,000	3,097,086
Atrium European Real Estate Ltd.	658,319	2,982,886
AvalonBay Communities, Inc., REIT	25,111	4,316,330
Big Yellow Group PLC, REIT	281,335	3,540,269
Boardwalk, REIT	117,752	4,090,620
Boston Properties, Inc., REIT	18,330	2,298,949
Brixmor Property Group Inc., REIT	307,342	5,356,971
Derwent London PLC, REIT	89,429	3,665,824
Entra ASA	163,322	2,229,939
Equity Lifestyle Properties, Inc., REIT	43,185	3,968,702
Fortune REIT	1,476,000	1,734,567
Gateway Lifestyle Stapled Security	3,003,970	5,179,795
Grainger PLC	344,754	1,400,455
Gramercy Property Trust, REIT	106,317	2,904,581
Grand City Properties S.A.	138,930	3,608,272
Hang Lung Properties Ltd.	1,915,944	3,951,256
Industrial Logistics Properties Trust, REIT	20,631	461,103
Japan Logistics Fund, Inc., REIT	1,383	2,819,339
Japan Retail Fund Investment Corp., REIT	485	874,371
Kenedix Office Investment Corp., REIT	519	3,225,146
LEG Immobilien AG	24,282	2,639,425
Life Storage, Inc., REIT	40,574	3,948,256
Link REIT	606,764	5,541,277
LondonMetric Property PLC, REIT	1,030,417	2,509,596
Mapletree Logistics Trust, REIT	2,834,923	2,559,233
Medical Properties Trust, Inc., REIT	295,908	4,154,548
Mid-America Apartment Communities, Inc., REIT	46,299	4,660,920
Mitsui Fudosan Co. Ltd.	240,975	5,820,053
National Storage, REIT	3,497,193	4,257,421
Prologis Property Mexico S.A. de C.V., REIT	463,240	854,394
Public Storage, Inc., REIT	32,706	7,419,683
Ramco-Gershenson Properties Trust, REIT	206,683	2,730,282
Rexford Industrial Realty, Inc., REIT	49,584	1,556,442
Shaftesbury PLC, REIT	190,594	2,353,124
Simon Property Group, Inc., REIT	59,532	10,131,751
STAG Industrial, Inc., REIT	124,779	3,397,732
Starwood Property Trust, Inc., REIT	137,178	2,978,134
Store Capital Corp., REIT	124,030	3,398,422
Sun Communities, Inc., REIT	45,340	4,437,879
Unibail-Rodamco, REIT	27,797	6,120,585
Urban Edge Properties, REIT	162,171	3,708,851
Warehouses De Pauw S.C.A.	16,413	2,074,242
Washington Prime Group, Inc., REIT	354,993	2,878,993
Welltower, Inc., REIT	90,828	5,694,007

		$168,789,292

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Real Estate – continued

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	10,542	$1,519,840

Total Common Stocks (Identified Cost, $144,322,208)		$172,737,581

INVESTMENT COMPANIES (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $955)	955	$955

OTHER ASSETS, LESS LIABILITIES – 0.4%		706,690

NET ASSETS – 100.0%		$173,445,226

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $955 and $172,737,581, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

4

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $144,322,208)	$172,737,581
Investments in affiliated issuers, at value (identified cost, $955)	955
Foreign currency, at value (identified cost, $99,765)	99,734
Receivables for
Investments sold	356,904
Fund shares sold	363
Dividends	1,036,971
Other assets	758
Total assets	$174,233,266
Liabilities
Payable to custodian	$66,684
Payables for
Fund shares reacquired	654,980
Payable to affiliates
Investment adviser	2,217
Shareholder servicing costs	46
Distribution and/or service fees	1,349
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	62,664
Total liabilities	$788,040
Net assets	$173,445,226
Net assets consist of
Paid-in capital	$137,827,758
Unrealized appreciation (depreciation)	28,412,945
Accumulated net realized gain (loss)	(2,933,195)
Undistributed net investment income	10,137,718
Net assets	$173,445,226
Shares of beneficial interest outstanding	11,344,369

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$107,559,026	7,398,238	$14.54
Service Class	65,886,200	3,946,131	16.70

See Notes to Financial Statements

5

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$4,576,989
Dividends from affiliated issuers	15,946
Other	3,876
Foreign taxes withheld	(198,435)
Total investment income	$4,398,376
Expenses
Management fee	$785,337
Distribution and/or service fees	82,912
Shareholder servicing costs	4,372
Administrative services fee	18,048
Independent Trustees’ compensation	2,185
Custodian fee	13,499
Shareholder communications	12,429
Audit and tax fees	27,254
Legal fees	1,085
Miscellaneous	8,173
Total expenses	$955,294
Reduction of expenses by investment adviser	(68,059)
Net expenses	$887,235
Net investment income (loss)	$3,511,141
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(842,913)
Affiliated issuers	121
Foreign currency	(503)
Net realized gain (loss)	$(843,295)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$347,273
Translation of assets and liabilities in foreign currencies	(2,986)
Net unrealized gain (loss)	$344,287
Net realized and unrealized gain (loss)	$(499,008)
Change in net assets from operations	$3,012,133

See Notes to Financial Statements

6

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$3,511,141	$4,624,185
Net realized gain (loss)	(843,295)	3,016,262
Net unrealized gain (loss)	344,287	15,800,997
Change in net assets from operations	$3,012,133	$23,441,444
Distributions declared to shareholders
From net investment income	$—	$(7,173,022)
From net realized gain	—	(10,457,204)
Total distributions declared to shareholders	$—	$(17,630,226)
Change in net assets from fund share transactions	$(13,932,172)	$(11,722,179)
Total change in net assets	$(10,920,039)	$(5,910,961)
Net assets
At beginning of period	184,365,265	190,276,226
At end of period (including undistributed net investment income of $10,137,718 and $6,626,577, respectively)	$173,445,226	$184,365,265

See Notes to Financial Statements

7

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$14.27		$14.01	$13.55		$14.06	$12.43	$12.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28		$0.37	$0.37	(c)	$0.29	$0.26	$0.26
Net realized and unrealized gain (loss)	(0.01)		1.42	0.74		(0.23)	1.68	0.34
Total from investment operations	$0.27		$1.79	$1.11		$0.06	$1.94	$0.60
Less distributions declared to shareholders
From net investment income	$—		$(0.63)	$(0.39)		$(0.57)	$(0.31)	$(0.71)
From net realized gain	—		(0.90)	(0.26)		—	—	—
Total distributions declared to shareholders	$—		$(1.53)	$(0.65)		$(0.57)	$(0.31)	$(0.71)
Net asset value, end of period (x)	$14.54		$14.27	$14.01		$13.55	$14.06	$12.43
Total return (%) (k)(r)(s)(x)	1.89	(n)	13.33	7.94	(c)	0.74	15.62	5.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.00	0.97	(c)	1.00	0.98	1.01
Expenses after expense reductions (f)	0.92	(a)	0.92	0.91	(c)	0.94	0.95	0.95
Net investment income (loss)	4.11	(a)	2.56	2.63	(c)	2.11	1.93	2.02
Portfolio turnover	9	(n)	24	30		40	25	34
Net assets at end of period (000 omitted)	$107,559		$114,198	$115,023		$124,563	$143,090	$151,176

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$16.41		$15.89	$15.28		$15.77	$13.91	$13.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31		$0.38	$0.38	(c)	$0.29	$0.25	$0.26
Net realized and unrealized gain (loss)	(0.02)		1.62	0.83		(0.25)	1.88	0.38
Total from investment operations	$0.29		$2.00	$1.21		$0.04	$2.13	$0.64
Less distributions declared to shareholders
From net investment income	$—		$(0.58)	$(0.34)		$(0.53)	$(0.27)	$(0.67)
From net realized gain	—		(0.90)	(0.26)		—	—	—
Total distributions declared to shareholders	$—		$(1.48)	$(0.60)		$(0.53)	$(0.27)	$(0.67)
Net asset value, end of period (x)	$16.70		$16.41	$15.89		$15.28	$15.77	$13.91
Total return (%) (k)(r)(s)(x)	1.77	(n)	13.07	7.70	(c)	0.47	15.31	4.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.25	1.22	(c)	1.25	1.23	1.26
Expenses after expense reductions (f)	1.17	(a)	1.17	1.16	(c)	1.19	1.20	1.20
Net investment income (loss)	3.87	(a)	2.31	2.37	(c)	1.84	1.67	1.78
Portfolio turnover	9	(n)	24	30		40	25	34
Net assets at end of period (000 omitted)	$65,886		$70,167	$75,253		$83,135	$99,204	$114,111

See Notes to Financial Statements

8

MFS Global Real Estate Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Global Real Estate Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

10

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$91,604,471	$—	$—	$91,604,471
Japan	16,742,843	—	—	16,742,843
United Kingdom	9,559,218	3,910,051	—	13,469,269
Hong Kong	11,227,100	—	—	11,227,100
Australia	9,437,216	—	—	9,437,216
Germany	6,247,697	—	—	6,247,697
France	6,120,585	—	—	6,120,585
Singapore	5,656,319	—	—	5,656,319
Canada	4,090,620	—	—	4,090,620
Other Countries	6,067,219	2,074,242	—	8,141,461
Mutual Funds	955	—	—	955
Total	$166,754,243	$5,984,293	$—	$172,738,536

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,583,838 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $6,247,697 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the

11

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to real estate investment trusts, passive foreign investment companies, and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$9,358,136
Long-term capital gains	8,272,090
Total distributions	$17,630,226

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$148,866,028
Gross appreciation	27,066,595
Gross depreciation	(3,194,087)
Net unrealized appreciation (depreciation)	$23,872,508

As of 12/31/17
Undistributed ordinary income	7,656,242
Undistributed long-term capital gain	1,092,015
Other temporary differences	331,843
Net unrealized appreciation (depreciation)	23,525,235

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statement of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$4,760,935	$—	$6,757,227
Service Class	—	2,412,087	—	3,699,977
Total	$—	$7,173,022	$—	$10,457,204

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $8,055, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $60,004, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $4,274, which equated to 0.0049% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $98.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0207% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement.

13

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $150 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in sale transactions pursuant to this policy, which amounted to $49,596. The sales transactions resulted in net realized gains (losses) of $(22,010).

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $3,835, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $16,445,782 and $26,221,014, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	120,437	$1,629,401	150,081	$2,133,782
Service Class	233,129	3,647,111	236,313	3,775,753
	353,566	$5,276,512	386,394	$5,909,535
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	850,049	$11,518,162
Service Class	—	—	391,799	6,112,064
	—	$—	1,241,848	$17,630,226
Shares reacquired
Initial Class	(723,538)	$(10,174,966)	(1,207,552)	$(17,436,759)
Service Class	(562,647)	(9,033,718)	(1,087,364)	(17,825,181)
	(1,286,185)	$(19,208,684)	(2,294,916)	$(35,261,940)
Net change
Initial Class	(603,101)	$(8,545,565)	(207,422)	$(3,784,815)
Service Class	(329,518)	(5,386,607)	(459,252)	(7,937,364)
	(932,619)	$(13,932,172)	(666,674)	$(11,722,179)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 27%, 11%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $620 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		1,208,889	15,910,047	(17,117,981)	955

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$121	$—	$—	$15,946	$955

15

MFS Global Real Estate Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2018

MFS® Growth Allocation Portfolio

MFS® Variable Insurance Trust III

VGA-SEM

MFS® Growth Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Growth Series	11.0%
MFS Value Series	11.0%
MFS Research Series	10.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Mid Cap Growth Series	9.0%
MFS Research International Portfolio	8.9%
MFS Global Real Estate Portfolio	5.1%
MFS International Value Portfolio	5.0%
MFS Total Return Bond Series	5.0%
MFS International Growth Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS Limited Maturity Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Cash Equivalents (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statement of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.03%	$1,000.00	$1,023.75	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,022.10	$1.40
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 21.0%
MFS Global Governments Portfolio – Initial Class (a)	1,485,805	$15,496,951
MFS High Yield Portfolio – Initial Class	3,423,849	19,515,939
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	1,828,132	19,378,194
MFS Limited Maturity Portfolio – Initial Class	767,916	7,832,744
MFS Total Return Bond Series – Initial Class	1,510,812	19,565,017

		$81,788,845

International Stock Funds – 19.9%
MFS Emerging Markets Equity Portfolio – Initial Class	226,035	$3,765,743
MFS International Growth Portfolio – Initial Class	1,247,701	19,551,474
MFS International Value Portfolio – Initial Class	696,934	19,576,879
MFS Research International Portfolio – Initial Class	2,066,110	34,648,666

		$77,542,762

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
Specialty Funds – 5.1%
MFS Global Real Estate Portfolio – Initial Class	1,360,092	$19,775,738

U.S. Stock Funds – 54.0%
MFS Growth Series – Initial Class	782,134	$42,946,951
MFS Mid Cap Growth Series – Initial Class	3,296,706	35,011,022
MFS Mid Cap Value Portfolio – Initial Class	3,884,838	35,118,933
MFS New Discovery Series – Initial Class	338,110	7,773,139
MFS New Discovery Value Portfolio – Initial Class	682,386	7,840,614
MFS Research Series – Initial Class	1,276,855	39,058,995
MFS Value Series – Initial Class	2,130,056	42,878,035

		$210,627,689

Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.9% (v)	262,060	$262,060

Total Investment Companies (Identified Cost, $294,900,186)		$389,997,094

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(39,285)

NET ASSETS – 100.0%		$389,957,809

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $389,997,094.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in affiliated issuers, at value (identified cost, $294,900,186)	$389,997,094
Receivables for
Investments sold	247,579
Fund shares sold	233
Other assets	1,427
Total assets	$390,246,333
Liabilities
Payables for
Fund shares reacquired	$247,812
Payable to affiliates
Administrator	144
Shareholder servicing costs	53
Distribution and/or service fees	7,889
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	32,526
Total liabilities	$288,524
Net assets	$389,957,809
Net assets consist of
Paid-in capital	$256,065,154
Unrealized appreciation (depreciation)	95,096,908
Accumulated net realized gain (loss)	33,370,182
Undistributed net investment income	5,425,565
Net assets	$389,957,809
Shares of beneficial interest outstanding	31,218,563

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$4,210,369	336,897	$12.50
Service Class	385,747,440	30,881,666	12.49

See Notes to Financial Statements

5

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends from affiliated issuers	$2,206
Expenses
Distribution and/or service fees	$496,855
Shareholder servicing costs	3,845
Administrative services fee	8,679
Independent Trustees’ compensation	4,324
Custodian fee	3,033
Shareholder communications	4,907
Audit and tax fees	19,271
Legal fees	2,451
Miscellaneous	8,566
Total expenses	$551,931
Net investment income (loss)	$(549,725)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$10,143,588
Change in unrealized appreciation or depreciation
Affiliated issuers	$(490,900)
Net realized and unrealized gain (loss)	$9,652,688
Change in net assets from operations	$9,102,963

See Notes to Financial Statements

6

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$(549,725)	$5,975,521
Net realized gain (loss)	10,143,588	24,826,102
Net unrealized gain (loss)	(490,900)	45,331,921
Change in net assets from operations	$9,102,963	$76,133,544
Distributions declared to shareholders
From net investment income	$—	$(6,734,034)
From net realized gain	—	(21,973,275)
Total distributions declared to shareholders	$—	$(28,707,309)
Change in net assets from fund share transactions	$(39,184,824)	$(51,183,005)
Total change in net assets	$(30,081,861)	$(3,756,770)
Net assets
At beginning of period	420,039,670	423,796,440
At end of period (including undistributed net investment income of $5,425,565 and $5,975,290, respectively)	$389,957,809	$420,039,670

See Notes to Financial Statements

7

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$12.21		$10.97	$11.27		$12.42	$12.19	$11.22
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.21	$0.20	(c)	$0.21	$0.16	$0.12
Net realized and unrealized gain (loss)	0.29		1.91	0.62		(0.19)	0.50	2.28
Total from investment operations	$0.29		$2.12	$0.82		$0.02	$0.66	$2.40
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.32)		$(0.58)	$(0.21)	$(0.32)
From net realized gain	—		(0.65)	(0.80)		(0.59)	(0.22)	(1.11)
Total distributions declared to shareholders	$—		$(0.88)	$(1.12)		$(1.17)	$(0.43)	$(1.43)
Net asset value, end of period (x)	$12.50		$12.21	$10.97		$11.27	$12.42	$12.19
Total return (%) (k)(r)(s)(x)	2.38	(n)	19.86	7.15	(c)	0.53	5.39	22.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.03	0.03	(c)	0.02	0.03	0.03
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.03	0.03
Net investment income (loss) (l)	(0.03	)(a)	1.75	1.81	(c)	1.75	1.29	0.98
Portfolio turnover	1	(n)	2	1		1	1	4
Net assets at end of period (000 omitted)	$4,210		$4,116	$3,140		$2,908	$2,939	$2,858

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$12.22		$10.98	$11.27		$12.41	$12.19	$11.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.17	$0.17	(c)	$0.17	$0.12	$0.08
Net realized and unrealized gain (loss)	0.29		1.92	0.63		(0.18)	0.50	2.30
Total from investment operations	$0.27		$2.09	$0.80		$(0.01)	$0.62	$2.38
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.29)		$(0.54)	$(0.18)	$(0.29)
From net realized gain	—		(0.65)	(0.80)		(0.59)	(0.22)	(1.11)
Total distributions declared to shareholders	$—		$(0.85)	$(1.09)		$(1.13)	$(0.40)	$(1.40)
Net asset value, end of period (x)	$12.49		$12.22	$10.98		$11.27	$12.41	$12.19
Total return (%) (k)(r)(s)(x)	2.21	(n)	19.51	6.94	(c)	0.30	5.04	22.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.28	0.28	(c)	0.27	0.28	0.28
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.28	0.28
Net investment income (loss) (l)	(0.28	)(a)	1.40	1.50	(c)	1.40	1.00	0.71
Portfolio turnover	1	(n)	2	1		1	1	4
Net assets at end of period (000 omitted)	$385,747		$415,923	$420,657		$468,237	$538,164	$618,967

See Notes to Financial Statements

8

MFS Growth Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Growth Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a

10

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$389,997,094	$—	$—	$389,997,094

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

11

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$6,853,058
Long-term capital gains	21,854,251
Total distributions	$28,707,309

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$296,562,084
Gross appreciation	95,597,097
Gross depreciation	(2,162,087)
Net unrealized appreciation (depreciation)	$93,435,010

As of 12/31/17
Undistributed ordinary income	6,785,025
Undistributed long-term capital gain	24,078,757
Net unrealized appreciation (depreciation)	93,925,910

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$73,606	$—	$206,198
Service Class	—	6,660,428	—	21,767,077
Total	$—	$6,734,034	$—	$21,973,275

12

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $3,816, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $29.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0043% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $355 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of shares of underlying funds aggregated $2,048,419 and $41,786,983, respectively.

13

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	7,354	$91,500	52,316	$607,045
Service Class	188,906	2,333,057	1,144,381	13,421,704
	196,260	$2,424,557	1,196,697	$14,028,749
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	24,523	$279,804
Service Class	—	—	2,487,096	28,427,505
	—	$—	2,511,619	$28,707,309
Shares reacquired
Initial Class	(7,501)	$(93,179)	(25,904)	$(303,523)
Service Class	(3,336,611)	(41,516,202)	(7,917,693)	(93,615,540)
	(3,344,112)	$(41,609,381)	(7,943,597)	$(93,919,063)
Net change
Initial Class	(147)	$(1,679)	50,935	$583,326
Service Class	(3,147,705)	(39,183,145)	(4,286,216)	(51,766,331)
	(3,147,852)	$(39,184,824)	(4,235,281)	$(51,183,005)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,404 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio		244,952	2,344	(21,261)	226,035
MFS Global Governments Portfolio		1,594,242	10,543	(118,980)	1,485,805
MFS Global Real Estate Portfolio		1,475,141	43,055	(158,104)	1,360,092
MFS Growth Series		941,343	2,635	(161,844)	782,134
MFS High Yield Portfolio		3,643,033	25,299	(244,483)	3,423,849
MFS Inflation-Adjusted Bond Portfolio		1,949,655	17,400	(138,923)	1,828,132
MFS Institutional Money Market Portfolio		263,952	518,717	(520,609)	262,060
MFS International Growth Portfolio		1,359,489	52	(111,840)	1,247,701
MFS International Value Portfolio		744,930	3,036	(51,032)	696,934
MFS Limited Maturity Portfolio		825,077	3,125	(60,286)	767,916
MFS Mid Cap Growth Series		3,965,067	63	(668,424)	3,296,706
MFS Mid Cap Value Portfolio		4,184,248	4,884	(304,294)	3,884,838
MFS New Discovery Series		417,359	—	(79,249)	338,110
MFS New Discovery Value Portfolio		753,947	8,730	(80,291)	682,386
MFS Research International Portfolio		2,224,083	8,018	(165,991)	2,066,110
MFS Research Series		1,419,152	613	(142,910)	1,276,855
MFS Total Return Bond Series		1,589,342	16,282	(94,812)	1,510,812
MFS Value Series		2,203,345	11,370	(84,659)	2,130,056

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Portfolio	$82,517	$(186,518)	$—	$—	$3,765,743
MFS Global Governments Portfolio	(48,045)	(125,649)	—	—	15,496,951
MFS Global Real Estate Portfolio	103,369	256,990	—	—	19,775,738
MFS Growth Series	4,075,018	1,300,870	—	—	42,946,951
MFS High Yield Portfolio	(94,085)	(157,045)	—	—	19,515,939
MFS Inflation-Adjusted Bond Portfolio	48,598	(417,730)	—	—	19,378,194
MFS Institutional Money Market Portfolio	(25)	27	—	2,206	262,060
MFS International Growth Portfolio	415,556	(176,827)	—	—	19,551,474
MFS International Value Portfolio	557,848	(657,227)	—	—	19,576,879
MFS Limited Maturity Portfolio	(3,959)	18,423	—	—	7,832,744
MFS Mid Cap Growth Series	2,177,207	1,991,184	—	—	35,011,022
MFS Mid Cap Value Portfolio	187,133	(48,522)	—	—	35,118,933
MFS New Discovery Series	417,703	691,352	—	—	7,773,139
MFS New Discovery Value Portfolio	112,515	139,448	—	—	7,840,614
MFS Research International Portfolio	680,488	(1,200,870)	—	—	34,648,666
MFS Research Series	1,014,956	542,190	—	—	39,058,995
MFS Total Return Bond Series	(87,030)	(338,935)	—	—	19,565,017
MFS Value Series	503,824	(2,122,061)	—	—	42,878,035
	$10,143,588	$(490,900)	$—	$2,206	$389,997,094

15

MFS Growth Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2018

MFS® Inflation-Adjusted Bond Portfolio

MFS® Variable Insurance Trust III

VIA-SEM

MFS® Inflation-Adjusted Bond Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	60.0%
U.S. Treasury Securities	40.5%
Collateralized Debt Obligations	1.5%
Investment Grade Corporates	1.1%

Composition including fixed income credit quality (a)(i)
AAA	6.4%
AA	34.2%
A	4.4%
BBB	13.6%
U.S. Government	40.5%
Not Rated	4.0%
Cash & Cash Equivalents	1.0%
Other	(4.1)%

Portfolio facts (i)
Average Duration (d)	7.6
Average Effective Maturity (m)	13.8 yrs.

Issuer country weightings (i)(x)
United States	43.5%
United Kingdom	24.8%
Spain	8.7%
Italy	5.7%
France	4.6%
New Zealand	3.9%
Japan	3.0%
Canada	2.6%
Australia	1.6%
Other Countries	1.6%

Currency exposure weightings (i)(y)
United States Dollar	44.9%
British Pound Sterling	27.8%
Euro	22.0%
Japanese Yen	3.7%
Canadian Dollar	1.0%
Swedish Krona	0.9%
Danish Krone	0.2%
Australian Dollar	0.1%
New Zealand Dollar	(0.6)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

2

MFS Inflation-Adjusted Bond Portfolio

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

3

MFS Inflation-Adjusted Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.55%	$1,000.00	$980.57	$2.70
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
Service Class	Actual	0.80%	$1,000.00	$979.40	$3.93
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
BONDS – 98.7%
Asset-Backed & Securitized – 1.5%
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)		$725,000	$721,901
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.752% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)		854,664	848,375
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.855% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)		901,666	903,190
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.547% (LIBOR-3mo. + 1.2%), 4/15/2028 (n)		764,124	764,114
TICP CLO Ltd., FLR, 3.198% (LIBOR-3mo. + 0.84%), 4/20/2028 (n)		1,283,440	1,278,678

			$4,516,258

Food & Beverages – 0.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021		$1,151,000	$1,135,136

International Market Sovereign – 55.8%
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/2022	AUD	2,596,010	$1,979,083
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/2025		2,097,082	1,807,314
Commonwealth of Australia, Inflation Linked Bond, 0.75%, 11/21/2027		203,820	151,292
Commonwealth of Australia, Inflation Linked Bond, 2.5%, 9/20/2030		415,100	370,038
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/2035		219,840	192,565
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		474,660	375,060
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/2046	EUR	407,585	590,373
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/2026	CAD	3,111,531	3,123,649
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031		919,006	1,024,080
Government of Canada, Inflation Linked Bond, 3%, 12/01/2036		906,017	994,665
Government of Canada, Inflation Linked Bond, 2%, 12/01/2041		972,040	984,869
Government of Canada, Inflation Linked Bond, 1.5%, 12/01/2044		807,198	768,123
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		973,089	898,811
Government of France, Inflation Linked Bond, 2.25%, 7/25/2020	EUR	2,511,980	3,197,986
Government of France, Inflation Linked Bond, 1.1%, 7/25/2022		1,339,836	1,751,697
Government of France, Inflation Linked Bond, 2.1%, 7/25/2023		1,972,443	2,737,613

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
Government of France, Inflation Linked Bond, 0.25%, 7/25/2024	EUR	836,472	$1,079,628
Government of France, Inflation Linked Bond, 1.85%, 7/25/2027		1,430,403	2,130,593
Government of France, Inflation Linked Bond, 3.4%, 7/25/2029		738,823	1,295,175
Government of France, Inflation Linked Bond, 3.15%, 7/25/2032		571,384	1,047,468
Government of France, Inflation Linked Bond, 0.1%, 7/25/2036 (z)		404,948	525,229
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	815,904,900	7,763,680
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/2025	NZD	11,549,825	8,204,040
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030		4,326,320	3,378,732
Government of New Zealand, Inflation Linked Bond, 2.5%, 9/20/2035		623,280	462,625
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/2023	DKK	6,380,280	1,083,796
Kingdom of Spain, Inflation Linked Bond, 0.55%, 11/30/2019	EUR	3,607,345	4,342,744
Kingdom of Spain, Inflation Linked Bond, 0.3%, 11/30/2021		1,853,136	2,287,143
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/2024		4,715,315	6,414,575
Kingdom of Spain, Inflation Linked Bond, 0.65%, 11/30/2027		5,437,111	6,841,541
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030		4,897,705	6,343,473
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/2020	SEK	13,346,607	1,730,878
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/2028		8,299,433	1,450,595
Republic of Italy, Inflation Linked Bond, 2.1%, 9/15/2021	EUR	3,345,420	4,152,276
Republic of Italy, Inflation Linked Bond, 2.6%, 9/15/2023		2,021,206	2,587,503
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2024		1,086,110	1,372,846
Republic of Italy, Inflation Linked Bond, 3.1%, 9/15/2026		1,631,882	2,181,278
Republic of Italy, Inflation Linked Bond, 1.3%, 5/15/2028		2,477,263	2,833,064
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		1,336,621	1,489,479
Republic of Italy, Inflation Linked Bond, 2.35%, 9/15/2035		1,464,236	1,893,400
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		559,150	725,364
United Kingdom Treasury, 4.75%, 12/07/2030	GBP	2,971,000	5,364,291

5

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 2%, 1/26/2035	GBP	1,666,556	$3,707,622
United Kingdom Treasury, 4.25%, 3/07/2036		3,000,000	5,520,566
United Kingdom Treasury, 3.25%, 1/22/2044		1,000,000	1,721,271
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2032		1,192,966	2,324,992
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/2034		1,704,438	3,212,915
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		1,189,509	2,554,832
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		2,704,009	5,644,047
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		1,961,749	4,311,556
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		1,690,464	3,432,601
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,605,978	3,353,253
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		1,835,116	4,498,598
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		1,864,014	4,535,614
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		1,612,174	3,828,268
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		1,832,374	5,833,695
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2056		211,212	521,330
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		1,432,079	3,608,686
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,653,521	4,804,976
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		757,241	2,191,475
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,411,540	4,278,236

			$169,813,167

Major Banks – 0.7%
JPMorgan Chase & Co., 2.295%, 8/15/2021		$902,000	$871,432
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020		1,368,000	1,352,413

			$2,223,845

U.S. Treasury Inflation Protected Securities – 40.3%
U.S. Treasury Bonds, 1.125%, 1/15/2021		$3,833,955	$3,883,664
U.S. Treasury Bonds, 0.375%, 7/15/2023		4,661,251	4,618,791
U.S. Treasury Bonds, 0.625%, 1/15/2024		3,470,942	3,466,335
U.S. Treasury Bonds, 0.25%, 1/15/2025		6,810,024	6,623,465

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.375%, 1/15/2025	$4,882,739	$5,413,971
U.S. Treasury Bonds, 0.625%, 1/15/2026	421,832	419,537
U.S. Treasury Bonds, 2%, 1/15/2026	2,940,386	3,222,008
U.S. Treasury Bonds, 0.375%, 1/15/2027	1,945,012	1,889,776
U.S. Treasury Bonds, 2.375%, 1/15/2027	2,600,678	2,958,083
U.S. Treasury Bonds, 2.375%, 1/15/2027	2,600,678	2,958,083
U.S. Treasury Bonds, 1.75%, 1/15/2028	3,406,493	3,722,176
U.S. Treasury Bonds, 3.625%, 4/15/2028	2,574,887	3,268,694
U.S. Treasury Bonds, 2.5%, 1/15/2029	1,797,365	2,111,980
U.S. Treasury Bonds, 3.875%, 4/15/2029	3,877,743	5,112,319
U.S. Treasury Bonds, 3.375%, 4/15/2032	343,048	457,930
U.S. Treasury Bonds, 2.125%, 2/15/2040	1,793,499	2,254,336
U.S. Treasury Bonds, 2.125%, 2/15/2041	2,628,342	3,327,449
U.S. Treasury Bonds, 0.75%, 2/15/2042	2,491,811	2,432,806
U.S. Treasury Bonds, 0.625%, 2/15/2043	2,926,381	2,769,333
U.S. Treasury Bonds, 1.375%, 2/15/2044	3,328,757	3,715,781
U.S. Treasury Bonds, 0.75%, 2/15/2045	3,336,016	3,235,769
U.S. Treasury Bonds, 1%, 2/15/2046	3,133,521	3,227,235
U.S. Treasury Bonds, 0.875%, 2/15/2047	1,646,363	1,646,376
U.S. Treasury Notes, 0.125%, 4/15/2020	10,700,300	10,586,203
U.S. Treasury Notes, 1.25%, 7/15/2020	3,558,453	3,616,335
U.S. Treasury Notes, 0.125%, 4/15/2021	4,703,794	4,630,573
U.S. Treasury Notes, 0.625%, 7/15/2021	5,439,988	5,460,283
U.S. Treasury Notes, 0.125%, 1/15/2022	5,032,968	4,946,864
U.S. Treasury Notes, 0.125%, 7/15/2022	2,036,556	2,002,645
U.S. Treasury Notes, 0.125%, 1/15/2023	4,899,313	4,789,375
U.S. Treasury Notes, 0.125%, 7/15/2024	5,604,751	5,448,115
U.S. Treasury Notes, 0.375%, 7/15/2025	3,685,630	3,620,083
U.S. Treasury Notes, 0.125%, 7/15/2026	4,942,557	4,735,040
U.S. Treasury Notes, 0.375%, 7/15/2027	3,073,110	2,989,707

		$122,603,037

Total Bonds (Identified Cost, $285,760,543)		$300,291,443

6

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $405,789)	405,868	$405,868

OTHER ASSETS, LESS LIABILITIES – 1.1%		3,478,347

NET ASSETS – 100.0%		$304,175,658

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $405,868 and $300,291,443, respectively.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,516,258, representing 1.5% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Government of France, Inflation Linked Bond, 0.1%, 7/25/2036	6/25/2018	$516,907	$525,229
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 6/30/18

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,000,000	USD	1,167,508	Brown Brothers Harriman	7/27/2018	$2,313
EUR	892,000	USD	1,041,786	Deutsche Bank AG	7/27/2018	1,694
EUR	2,616,000	USD	3,059,661	State Street Bank and Trust Company	7/27/2018	592
GBP	466,190	USD	610,187	Citibank N.A.	7/27/2018	5,735
MXN	133,880	USD	6,703	Barclays Bank PLC	7/27/2018	13

7

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
NOK	12,419,000	USD	1,524,905	Citibank N.A.	7/27/2018	$1,412
USD	1,506,468	AUD	1,999,000	Brown Brothers Harriman	7/27/2018	27,001
USD	1,502,086	AUD	1,993,000	Deutsche Bank AG	7/27/2018	27,059
USD	1,440,776	AUD	1,898,000	Goldman Sachs International	7/27/2018	36,059
USD	292,896	AUD	388,243	HSBC Bank	7/27/2018	5,556
USD	1,990,497	AUD	2,672,186	Morgan Stanley Capital Services, Inc.	7/27/2018	12,802
USD	5,813,099	CAD	7,413,875	Barclays Bank PLC	7/27/2018	171,274
USD	1,509,802	CAD	1,959,000	Brown Brothers Harriman	7/27/2018	19,039
USD	377,104	DKK	2,386,894	Barclays Bank PLC	7/27/2018	2,294
USD	210,243	EUR	178,000	Citibank N.A.	7/27/2018	2,015
USD	518,314	EUR	441,965	Deutsche Bank AG	7/27/2018	1,294
USD	2,140,671	EUR	1,826,094	Goldman Sachs International	7/27/2018	4,467
USD	1,504,385	EUR	1,279,000	HSBC Bank	7/27/2018	8,184
USD	3,668,546	EUR	3,099,803	JPMorgan Chase Bank N.A.	7/27/2018	42,331
USD	405,455	EUR	346,086	Morgan Stanley Capital Services, Inc.	7/27/2018	596
USD	915,799	EUR	782,000	State Street Bank and Trust Company	7/27/2018	998
USD	784,864	GBP	583,000	Goldman Sachs International	7/27/2018	14,614
USD	1,501,019	GBP	1,121,000	HSBC Bank	7/27/2018	19,971
USD	1,732,577	GBP	1,291,827	State Street Bank and Trust Company	7/27/2018	25,835
USD	90,826	JPY	10,034,000	Brown Brothers Harriman	7/27/2018	53
USD	4,208,762	JPY	460,000,000	Goldman Sachs International	7/27/2018	47,344
USD	3,243,113	JPY	355,747,000	Royal Bank of Scotland Group PLC	7/27/2018	24,826
USD	3,029,162	NOK	24,636,000	Goldman Sachs International	7/27/2018	1,356
USD	4,602,834	NZD	6,640,201	Deutsche Bank AG	7/27/2018	105,353
USD	14,263,012	NZD	20,680,892	JPMorgan Chase Bank N.A.	7/27/2018	255,614
USD	1,492,340	SEK	13,312,000	Citibank N.A.	7/27/2018	3,454
USD	3,637,315	SEK	32,195,010	Goldman Sachs International	7/27/2018	36,453

						$907,601

Liability Derivatives
AUD	4,001,000	USD	3,064,556	Citibank N.A.	7/27/2018	$(103,401)
AUD	1,992,000	USD	1,525,661	Deutsche Bank AG	7/27/2018	(51,374)
AUD	2,031,000	USD	1,534,152	Goldman Sachs International	7/27/2018	(31,002)
AUD	1,035,891	USD	794,239	Morgan Stanley Capital Services, Inc.	7/27/2018	(27,572)
CAD	2,594,423	USD	2,003,588	Brown Brothers Harriman	7/27/2018	(29,278)
CAD	5,190,000	USD	4,002,656	Deutsche Bank AG	7/27/2018	(53,160)
EUR	5,690,399	USD	6,732,021	Barclays Bank PLC	7/27/2018	(75,269)
EUR	107,889	USD	126,381	Deutsche Bank AG	7/27/2018	(170)
EUR	3,937,000	USD	4,637,968	Goldman Sachs International	7/27/2018	(32,382)
EUR	3,768,000	USD	4,433,715	Royal Bank of Scotland Group PLC	7/27/2018	(25,828)
EUR	1,064,886	USD	1,248,662	State Street Bank and Trust Company	7/27/2018	(2,936)
GBP	713,000	USD	947,449	Goldman Sachs International	7/27/2018	(5,445)
GBP	9,503,357	USD	12,812,331	Merrill Lynch International	7/27/2018	(256,645)
JPY	332,027,000	USD	3,054,301	Brown Brothers Harriman	7/27/2018	(50,599)
JPY	167,788,000	USD	1,523,570	Citibank N.A.	7/27/2018	(5,666)
JPY	330,385,000	USD	3,045,655	Deutsche Bank AG	7/27/2018	(56,807)
JPY	199,125,000	USD	1,826,012	Goldman Sachs International	7/27/2018	(24,616)
JPY	693,014	USD	6,274	JPMorgan Chase Bank N.A.	7/27/2018	(4)
JPY	166,822,000	USD	1,521,764	Morgan Stanley Capital Services, Inc.	7/27/2018	(12,599)
NOK	24,636,000	USD	3,041,887	Goldman Sachs International	7/27/2018	(14,081)
NZD	8,574,000	USD	5,930,533	Goldman Sachs International	7/27/2018	(123,268)
NZD	2,896,300	USD	2,027,988	State Street Bank and Trust Company	7/27/2018	(66,291)
SEK	13,369,000	USD	1,531,458	Citibank N.A.	7/27/2018	(36,198)
SEK	26,466,000	USD	3,022,572	Goldman Sachs International	7/27/2018	(62,474)
USD	4,584,823	AUD	6,220,815	Citibank N.A.	7/27/2018	(19,225)
USD	3,567,473	CAD	4,740,796	Morgan Stanley Capital Services, Inc.	7/27/2018	(40,187)
USD	2,723,369	EUR	2,338,502	State Street Bank and Trust Company	7/27/2018	(12,261)

8

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts - continued

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	1,524,022	EUR	1,309,522	UBS AG	7/27/2018	$(7,885)
USD	1,005,980	GBP	763,000	Goldman Sachs International	7/27/2018	(2,084)
USD	1,519,945	NOK	12,418,000	Deutsche Bank AG	7/27/2018	(6,248)
USD	3,017,514	NZD	4,471,000	Citibank N.A.	7/27/2018	(10,744)

						$(1,245,699)

Uncleared Swap Agreements

Maturity Date	Notional Amount		Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/Frequency	Unrealized Appreciation/ (Depreciation)	Net Unamortized Upfront Payments/ (Receipts)	Value
Liability Derivatives
Inflation Swaps
5/24/23	USD	12,071,000	Merrill Lynch International	U.S.A.-CPI-U-Index / At maturity	2.339% / At maturity	$(10,374)	$—	$(10,374)

At June 30, 2018, the fund had cash colateral with an aggregate value of $320,000 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash in the Statement of Assets and Liabilities is comprised of cash collateral.

See Notes to Financial Statements

9

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18 (unaudited)
Assets
Investments in unaffiliated issuers, at value (identified cost, $285,760,543)	$300,291,443
Investments in affiliated issuers, at value (identified cost, $405,789)	405,868
Restricted cash for
Uncleared derivatives	320,000
Receivables for
Forward foreign currency exchange contracts	907,601
Investments sold	2,693,605
Fund shares sold	56
Interest	1,133,730
Other assets	1,196
Total assets	$305,753,499
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,245,699
Fund shares reacquired	245,316
Uncleared swaps, at value	10,374
Payable to affiliates
Investment adviser	12,653
Shareholder servicing costs	32
Distribution and/or service fees	3,165
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	60,502
Total liabilities	$1,577,841
Net assets	$304,175,658
Net assets consist of
Paid-in capital	$285,078,874
Unrealized appreciation (depreciation)	14,165,411
Accumulated net realized gain (loss)	(2,422,495)
Undistributed net investment income	7,353,868
Net assets	$304,175,658
Shares of beneficial interest outstanding	28,882,681

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$149,501,037	14,100,174	$10.60
Service Class	154,674,621	14,782,507	10.46

See Notes to Financial Statements

10

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$3,806,991
Dividends from affiliated issuers	91,979
Other	65
Total investment income	$3,899,035
Expenses
Management fee	$781,989
Distribution and/or service fees	198,022
Shareholder servicing costs	2,544
Administrative services fee	28,417
Independent Trustees’ compensation	4,235
Custodian fee	18,549
Shareholder communications	9,169
Audit and tax fees	21,299
Legal fees	1,931
Miscellaneous	10,086
Total expenses	$1,076,241
Reduction of expenses by investment adviser	(14,418)
Net expenses	$1,061,823
Net investment income (loss)	$2,837,212
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,423,490
Affiliated issuers	(973)
Futures contracts	239,877
Forward foreign currency exchange contracts	360,615
Foreign currency	17,147
Net realized gain (loss)	$2,040,156
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(10,346,738)
Affiliated issuers	885
Futures contracts	(92,707)
Swap agreements	(10,374)
Forward foreign currency exchange contracts	(426,880)
Translation of assets and liabilities in foreign currencies	(26,054)
Net unrealized gain (loss)	$(10,901,868)
Net realized and unrealized gain (loss)	$(8,861,712)
Change in net assets from operations	$(6,024,500)

See Notes to Financial Statements

11

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$2,837,212	$3,853,425
Net realized gain (loss)	2,040,156	2,093,747
Net unrealized gain (loss)	(10,901,868)	20,292,792
Change in net assets from operations	$(6,024,500)	$26,239,964
Change in net assets from fund share transactions	$(17,646,742)	$(36,327,130)
Total change in net assets	$(23,671,242)	$(10,087,166)
Net assets
At beginning of period	327,846,900	337,934,066
At end of period (including undistributed net investment income of $7,353,868 and $4,516,656, respectively)	$304,175,658	$327,846,900

See Notes to Financial Statements

12

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$10.81		$9.98	$9.73		$10.32	$10.04	$11.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.13	$0.07	(c)	$(0.01)	$0.08	$0.02
Net realized and unrealized gain (loss)	(0.31)		0.70	0.18		(0.51)	0.29	(0.61)
Total from investment operations	$(0.21)		$0.83	$0.25		$(0.52)	$0.37	$(0.59)
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.07)	$(0.09)	$—
From net realized gain	—		—	—		—	—	(0.66)
Total distributions declared to shareholders	$—		$—	$—		$(0.07)	$(0.09)	$(0.66)
Net asset value, end of period (x)	$10.60		$10.81	$9.98		$9.73	$10.32	$10.04
Total return (%) (k)(r)(s)(x)	(1.94	)(n)	8.32	2.57	(c)	(5.04)	3.71	(5.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.56	0.55	(c)	0.56	0.55	0.56
Expenses after expense reductions (f)	0.55	(a)	0.55	0.54	(c)	0.55	0.54	0.56
Net investment income (loss)	1.94	(a)	1.28	0.65	(c)	(0.11)	0.72	0.22
Portfolio turnover	33	(n)	40	47		44	24	51
Net assets at end of period (000 omitted)	$149,501		$162,429	$168,857		$184,691	$214,183	$230,805

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$10.68		$9.89	$9.66		$10.24	$9.96	$11.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09		$0.11	$0.04	(c)	$(0.04)	$0.05	$(0.00	)(w)
Net realized and unrealized gain (loss)	(0.31)		0.68	0.19		(0.50)	0.29	(0.61)
Total from investment operations	$(0.22)		$0.79	$0.23		$(0.54)	$0.34	$(0.61)
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.04)	$(0.06)	$—
From net realized gain	—		—	—		—	—	(0.66)
Total distributions declared to shareholders	$—		$—	$—		$(0.04)	$(0.06)	$(0.66)
Net asset value, end of period (x)	$10.46		$10.68	$9.89		$9.66	$10.24	$9.96
Total return (%) (k)(r)(s)(x)	(2.06	)(n)	7.99	2.38	(c)	(5.27)	3.43	(5.28)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.80	(c)	0.81	0.80	0.81
Expenses after expense reductions (f)	0.80	(a)	0.80	0.79	(c)	0.80	0.79	0.81
Net investment income (loss)	1.70	(a)	1.03	0.40	(c)	(0.37)	0.46	(0.00	)(w)
Portfolio turnover	33	(n)	40	47		44	24	51
Net assets at end of period (000 omitted)	$154,675		$165,418	$169,077		$176,909	$217,249	$248,127

See Notes to Financial Statements

13

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Inflation-Adjusted Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

15

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$122,603,037	$—	$122,603,037
Non-U.S. Sovereign Debt	—	169,813,167	—	169,813,167
U.S. Corporate Bonds	—	2,006,568	—	2,006,568
Asset-Backed Securities (including CDOs)	—	4,516,258	—	4,516,258
Foreign Bonds	—	1,352,413	—	1,352,413
Mutual Funds	405,868	—	—	405,868
Total	$405,868	$300,291,443	$—	$300,697,311

Other Financial Instruments
Forward Foreign Currency Exchange
Contracts – Assets	$—	$907,601	$—	$907,601
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,245,699)	—	(1,245,699)
Swap Agreements – Liabilities	—	(10,374)	—	(10,374)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

16

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Inflation Swaps	$—	$(10,374)
Foreign Exchange	Forward Foreign Currency Exchange	907,601	(1,245,699)
Total		$907,601	$(1,256,073)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$239,877	$—
Foreign Exchange	—	360,615
Total	$239,877	$360,615

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$(92,707)	$(10,374)	$—
Foreign Exchange	—	—	(426,880)
Total	$(92,707)	$(10,374)	$(426,880)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

17

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

Amounts paid or received at the inception of uncleared swap agreements are presented parenthetically as premiums paid or received and reflected in the value of the uncleared swap in the Statement of Assets and Liabilities. Those premiums are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The value of the uncleared swap agreements, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities as “Uncleared swaps, at value”. The daily change in the value of uncleared swaps, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. For cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities and reflected in unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap

18

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into inflation swap agreements in order to manage its exposure to inflation risk. Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The fund declared no distributions for the current period or for the year ended December 31, 2017.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$287,269,293
Gross appreciation	15,464,732
Gross depreciation	(2,036,714)
Net unrealized appreciation (depreciation)	$13,428,018

As of 12/31/17
Undistributed ordinary income	4,683,345
Capital loss carryforwards	(3,524,222)
Other temporary differences	8,958
Net unrealized appreciation (depreciation)	23,953,203

19

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Short-Term	$(3,524,222)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $14,418, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.49% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $2,502, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $42.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0182% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $271 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

20

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$27,117,429	$29,323,978
Non-U.S. Government securities	$73,812,912	$70,748,434

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	38,961	$416,594	182,892	$1,884,961
Service Class	510,453	5,371,703	1,081,322	10,987,114
	549,414	$5,788,297	1,264,214	$12,872,075
Shares reacquired
Initial Class	(964,687)	$(10,500,293)	(2,068,811)	$(21,629,213)
Service Class	(1,215,035)	(12,934,746)	(2,689,558)	(27,569,992)
	(2,179,722)	$(23,435,039)	(4,758,369)	$(49,199,205)
Net change
Initial Class	(925,726)	$(10,083,699)	(1,885,919)	$(19,744,252)
Service Class	(704,582)	(7,563,043)	(1,608,236)	(16,582,878)
	(1,630,308)	$(17,646,742)	(3,494,155)	$(36,327,130)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 26%, 17%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,106 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		18,951,029	52,846,324	(71,391,485)	405,868

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(973)	$885	$—	$91,979	$405,868

21

MFS Inflation-Adjusted Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

22

Semiannual Report

June 30, 2018

MFS® Limited Maturity Portfolio

MFS® Variable Insurance Trust III

VLT-SEM

MFS® Limited Maturity Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	53.1%
U.S. Treasury Securities	13.5%
Asset-Backed Securities	12.3%
Collateralized Debt Obligations	11.7%
Commercial Mortgage-Backed Securities	4.7%
Non-U.S. Government Bonds	3.2%
Emerging Markets Bonds	2.4%
Residential Mortgage-Backed Securities	1.9%
U.S. Government Agencies	0.8%
Mortgage-Backed Securities	0.8%
Municipal Bonds	0.7%

Composition including fixed income credit quality (a)(i)
AAA	10.0%
AA	20.3%
A	29.0%
BBB	29.3%
U.S. Government	8.5%
Federal Agencies	1.6%
Not Rated	6.4%
Cash & Cash Equivalents	(0.1)%
Other	(5.0)%

Portfolio facts (i)
Average Duration (d)	1.8
Average Effective Maturity (m)	3.1 yrs.

Issuer country weightings (i)(x)
United States	74.0%
United Kingdom	5.8%
France	3.3%
Japan	2.6%
Canada	2.4%
Switzerland	2.0%
Netherlands	1.5%
Sweden	1.3%
Italy	1.1%
Other Countries	6.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives, which have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.

MFS Limited Maturity Portfolio

Portfolio Composition – continued

Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

From time to time Cash & Cash Equivalents may be negative due to timing of cash receipts and disbursements.

Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.44%	$1,000.00	$1,001.97	$2.18
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.69%	$1,000.00	$1,000.00	$3.42
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Limited Maturity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
BONDS – 99.5%
Asset-Backed & Securitized – 30.5%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 3.897% (LIBOR-3mo. + 1.55%), 7/15/2026 (n)	$1,735,000	$1,733,194
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.497% (LIBOR-3mo. + 2.15%), 7/15/2026 (n)	2,276,000	2,272,067
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 3.958% (LIBOR-3mo. + 1.6%), 7/20/2026 (n)	1,715,000	1,715,370
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	545,000	545,409
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 3.436% (LIBOR-3mo. + 1.35%), 4/16/2027 (n)	3,511,841	3,511,533
ALM Loan Funding CLO, 2015-16A, “BR2”, 0%, 7/15/2027 (z)	1,900,315	1,900,315
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	1,837,000	1,823,486
Ares CLO Ltd., 2013-3A, “B1R”, FLR, 3.852% (LIBOR-3mo. + 1.5%), 10/17/2024 (n)	2,162,000	2,160,234
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	314,401	313,975
Atrium CDO Corp., 2010-A, “B1R”, FLR, 3.797% (LIBOR-3mo. + 1.45%), 7/16/2025 (n)	2,575,000	2,572,443
Atrium CDO Corp., 2011-A, “BR”, FLR, 3.861% (LIBOR-3mo. + 1.5%), 10/23/2025 (n)	1,735,000	1,735,894
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 4.709% (LIBOR-3mo. + 2.35%), 4/25/2026 (n)	1,720,000	1,717,425
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 3.852% (LIBOR-3mo. + 1.5%), 10/17/2026 (n)	2,609,000	2,606,409
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 3.956% (LIBOR-3mo. + 1.6%), 4/20/2031 (n)	1,748,737	1,746,609
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.256% (LIBOR-3mo. + 1.9%), 4/20/2031 (n)	741,069	733,033
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 3.623% (LIBOR-1mo. + 1.55%), 1/15/2033 (n)	1,605,087	1,607,837
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	2,350,724	2,354,716
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,090,000	2,057,231
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.478%, 5/10/2050 (i)	17,661,921	1,478,674

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Cent CLO LP, 2014-21A, “A2AR”, FLR, 4.065% (LIBOR-3mo. + 1.7%), 7/27/2026 (n)	$1,060,053	$1,059,284
Cent CLO LP, 2014-21A, “BR”, FLR, 4.765% (LIBOR-3mo. + 2.4%), 7/27/2026 (n)	1,439,531	1,437,471
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.223% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)	752,072	754,885
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	1,200,000	1,190,022
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	536,000	531,441
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	869,000	855,660
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	741,000	724,968
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	994,000	972,786
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	2,518,811	2,449,158
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.323% (LIBOR-1mo. + 1.25%), 12/17/2033 (n)	2,477,017	2,486,792
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	2,062,000	2,048,577
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	1,340,000	1,326,778
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	175,353	175,342
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	2,525,000	2,508,071
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	2,607,000	2,558,135
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	692,000	682,153
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	868,000	855,094
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	846,000	845,019
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	2,017,000	2,012,289
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	1,461,000	1,455,459
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	803,000	802,453
Eaton Vance CLO Ltd., 2014-1A, “BR”, FLR, 3.947% (LIBOR-3mo. + 1.6%), 7/15/2026 (n)	1,284,737	1,283,554
Eaton Vance CLO Ltd., 2014-1A, “CR”, FLR, 4.597% (LIBOR-3mo. + 2.25%), 7/15/2026 (n)	2,569,474	2,564,854

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	$723,347	$720,289
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	463,775	462,870
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	260,340	259,746
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	1,900,000	1,883,789
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	2,340,000	2,336,656
Figueroa CLO Ltd., 2014-1A, “BR”, 0%, 1/15/2027 (w)(z)	2,520,000	2,520,000
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	376,806	376,909
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	1,104,000	1,098,913
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	3,515,000	3,487,557
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,730,000	1,710,819
Granite Point Mortgage Trust Inc., FLR, 2.988% (LIBOR-1mo. + 0.9%), 11/21/2035 (n)	2,340,000	2,335,615
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	2,890,000	2,961,310
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.195%, 5/10/2050 (i)	15,864,118	1,205,303
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.286%, 8/10/2050 (i)	15,828,056	1,241,836
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	831,646	828,333
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (z)	1,106,000	1,106,521
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	635,000	635,270
Invitation Homes Trust, 2018-SFR1, “B”, 3.035% (LIBOR-1mo. + 0.95%), 3/17/2037 (n)	1,366,000	1,357,001
Invitation Homes Trust, 2018-SFR2, “A”, 2.935% (LIBOR-1mo. + 0.85%), 12/17/2036 (n)	2,797,162	2,797,158
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	2,755,372	2,842,565
JPMorgan Chase Commercial Mortgage Securities Corp., 1.236%, 9/15/2050 (i)	32,978,723	2,333,782
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 3.84% (LIBOR-1mo. + 1.5%), 5/15/2028 (n)	2,225,000	2,226,350
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.89% (LIBOR-1mo. + 2.55%), 5/15/2028 (z)	741,500	742,418
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.752% (LIBOR-3mo. + 1.4%), 4/15/2028 (n)	1,854,111	1,840,467

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.252% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)	$1,646,843	$1,643,408
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.855% (LIBOR-3mo. + 1.5%), 4/19/2030 (n)	2,779,008	2,783,705
Madison Park Funding XIV Ltd., 2014-14A, “C1R”, FLR, 4.408% (LIBOR-3mo. + 2.05%), 7/20/2026 (n)	2,418,000	2,413,694
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.555% (LIBOR-3mo. + 1.2%), 1/18/2028 (n)	3,559,000	3,519,577
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.455% (LIBOR-3mo. + 2.1%), 1/18/2027 (n)	1,204,000	1,201,749
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.601%, 5/15/2050 (i)	17,476,083	1,452,098
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.612%, 6/15/2050 (i)	7,869,202	694,874
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.155% (LIBOR-3mo. + 1.8%), 4/18/2025 (n)	3,468,000	3,464,959
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	1,392,000	1,386,372
Navient Student Loan Trust, 2016-3A, “A1”, FLR, 2.691% (LIBOR-1mo. + 0.6%), 6/25/2065 (n)	105,462	105,507
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 3.958% (LIBOR-3mo. + 1.6%), 4/20/2027 (n)	2,056,577	2,054,878
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	1,378,000	1,361,474
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	1,038,000	1,027,307
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 4.908% (LIBOR-3mo. + 2.55%), 10/20/2026 (n)	1,752,000	1,749,456
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (n)	3,523	3,522
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	2,089,000	2,048,167
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	145,484	145,238
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	1,980,000	1,971,458
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 2.696% (LIBOR-1mo. + 0.65%), 11/10/2020 (n)	1,181,156	1,182,591
PFS Financing Corp., 2017-C, “A”, FLR, 2.543% (LIBOR-1mo. + 0.47%), 10/15/2021 (n)	908,000	909,725
Santander Drive Auto Receivable Trust, 2018-1, “B”, 2.63%, 7/15/2022	1,790,000	1,775,652
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	1,109,000	1,103,658

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Asset-Backed & Securitized – continued
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	$1,288,000	$1,267,146
Shackelton Ltd., CLO, 2013-4RA, “B”, FLR, 4.241% (LIBOR-3mo. + 1.9%), 4/13/2031 (n)	927,055	926,236
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	507,014	503,018
Silver Spring CLO Ltd., FLR, 5.097% (LIBOR-3mo. + 2.75%), 10/15/2026 (n)	1,393,000	1,392,691
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	3,150,000	3,164,427
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.255% (LIBOR-1mo. + 1.17%), 1/17/2035 (n)	2,055,201	2,056,934
Student Loan Consolidation Center, “A”, FLR, 3.311% (LIBOR-1mo. + 1.22%) 10/25/2027 (n)	541,147	548,093
Thacher Park CLO Ltd. 2014-1A. “CR”, FLR, 4.558% (LIBOR-3mo. + 2.2%), 10/20/2026 (n)	1,743,000	1,743,603
TICP Ltd., CLO, 2018-3R, “B”, FLR, 3.708% (LIBOR-3mo. + 1.35%), 4/20/2028 (n)	870,756	870,682
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.158% (LIBOR-3mo. + 1.8%), 4/20/2028 (n)	1,528,084	1,527,057
Tricon American Homes 2015-SFR1, Trust “1A”, 2.589%, 11/17/2033 (n)	1,706,139	1,651,095
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	12,068,113	816,297
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	1,230,000	1,207,227
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	578,740	576,370
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 2.573% (LIBOR-1mo. + 0.50%), 11/15/2022 (n)	1,354,000	1,356,532
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	1,720,000	1,712,471
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	3,123,910	3,203,877

		$164,000,401

Automotive – 3.6%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$2,383,000	$2,368,130
Ford Motor Credit Co. LLC, 2.262%, 3/28/2019	2,220,000	2,208,061
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	1,530,000	1,517,332
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	1,723,000	1,677,856
General Motors Financial Co., Inc., 2.65%, 4/13/2020	2,643,000	2,611,182
General Motors Financial Co., Inc., 3.15%, 6/30/2022	1,207,000	1,173,047
Hyundai Capital America, 2.4%, 10/30/2018 (n)	1,820,000	1,817,322

Issuer	Shares/Par	Value ($)
BONDS – continued
Automotive – continued
Hyundai Capital America, 3.75%, 7/08/2021 (n)	$976,000	$974,819
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,510,000	1,501,774
Toyota Motor Credit Corp., FLR, 2.742% (LIBOR-3mo. + 0.39%), 1/17/2019	3,370,000	3,376,511

		$19,226,034

Broadcasting – 0.2%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$1,141,000	$1,135,906

Brokerage & Asset Managers – 0.7%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$1,518,000	$1,470,456
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	2,516,000	2,491,617

		$3,962,073

Building – 0.3%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,780,000	$1,772,925

Cable TV – 0.7%
Time Warner Cable, Inc., 5%, 2/01/2020	$3,475,000	$3,547,549

Chemicals – 0.9%
Dow Chemical Co., 8.55%, 5/15/2019	$1,570,000	$1,645,486
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	2,145,000	2,114,292
LyondellBasell Industries N.V., 5%, 4/15/2019	1,267,000	1,279,527

		$5,039,305

Computer Software – 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$1,660,000	$1,664,180

Conglomerates – 0.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$783,000	$764,691

Consumer Products – 1.2%
Reckitt Benckiser Treasury Services PLC, 2.125%, 9/21/2018 (n)	$2,480,000	$2,477,642
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	4,352,000	4,160,874

		$6,638,516

Consumer Services – 0.7%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$2,521,000	$2,427,340
QVC, Inc., 5.125%, 7/02/2022	1,094,000	1,120,674

		$3,548,014

Electrical Equipment – 0.5%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$2,430,000	$2,405,355

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Electronics – 0.5%
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	$1,607,000	$1,609,669
Tyco Electronics Group S.A., 2.375%, 12/17/2018	971,000	969,421

		$2,579,090

Emerging Market Quasi-Sovereign – 0.4%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$2,022,000	$2,014,923

Energy – Integrated – 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$1,371,000	$1,362,380
Shell International Finance B.V., 1.375%, 5/10/2019	2,640,000	2,611,933

		$3,974,313

Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$1,207,000	$1,186,294

Food & Beverages – 1.4%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$2,528,000	$2,493,157
Diageo PLC, 3%, 5/18/2020	1,460,000	1,461,974
General Mills, Inc., 3.2%, 4/16/2021	794,000	789,882
Mondelez International, Inc., FLR, 2.968% (LIBOR-3mo. + 0.61%), 10/28/2019 (n)	1,522,000	1,527,726
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	810,000	859,094
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	334,000	333,764

		$7,465,597

Insurance – 1.1%
American International Group, Inc., 2.3%, 7/16/2019	$408,000	$405,532
American International Group, Inc., 3.3%, 3/01/2021	3,039,000	3,036,853
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,660,000	2,604,804

		$6,047,189

Insurance – Health – 0.5%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$2,580,000	$2,517,085

International Market Quasi-Sovereign – 3.0%
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$4,000,000	$3,947,688
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	1,390,000	1,387,374
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,880,000	3,840,912
Electricite de France, 2.15%, 1/22/2019 (n)	2,500,000	2,492,447
Swedish Export Credit Corp., 1.125%, 8/28/2019	4,510,000	4,435,134

		$16,103,555

International Market Sovereign – 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$1,190,000	$1,175,780

Issuer	Shares/Par	Value ($)
BONDS – continued
Internet – 0.4%
Baidu, Inc., 2.75%, 6/09/2019	$440,000	$438,152
Baidu, Inc., 3.875%, 9/29/2023	1,702,000	1,688,311

		$2,126,463

Major Banks – 14.5%
ABN AMRO Bank N.V., 2.1%, 1/18/2019 (n)	$3,280,000	$3,268,061
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (n)	2,079,000	2,041,659
Bank of America Corp., 2.151%, 11/09/2020	2,661,000	2,599,704
Bank of America Corp., 2.369% to 7/21/2020, FLR to 7/21/2021	3,937,000	3,859,419
Bank of America Corp., 2.881% to 4/24/2022, FLR to 4/24/2023	3,106,000	3,017,134
Barclays PLC, 3.25%, 1/12/2021	4,360,000	4,297,543
Citibank N.A., 2.125%, 10/20/2020	2,381,000	2,323,869
Commonwealth Bank of Australia, 1.75%, 11/02/2018	610,000	608,251
Commonwealth Bank of Australia, 2.3%, 9/06/2019	2,579,000	2,560,138
Credit Agricole, “A”, FLR, 3.767% (LIBOR-3mo. + 1.43%), 1/10/2022 (n)	1,270,000	1,294,029
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	2,020,000	1,978,654
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	2,620,000	2,555,008
Goldman Sachs Group, Inc., 2%, 4/25/2019	60,000	59,585
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	3,414,000	3,393,084
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	2,544,000	2,500,788
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,970,000	1,924,494
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR to 3/13/2023	1,745,000	1,709,267
HSBC Holdings PLC, 3.033% to 3/13/2022, FLR to 11/22/2023	1,294,000	1,249,018
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR to 4/25/2023	2,896,000	2,807,491
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	771,000	762,678
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	1,340,000	1,315,556
Mizuho Bank Ltd., FLR, 3.548% (LIBOR-3mo. + 1.19%), 10/20/2018 (n)	2,390,000	2,396,954
Morgan Stanley, 2.375%, 7/23/2019	4,566,000	4,539,372
Morgan Stanley, 2.65%, 1/27/2020	2,300,000	2,283,298
National Australia Bank Ltd., 1.375%, 7/12/2019	1,900,000	1,871,831
PNC Bank N.A., 2.25%, 7/02/2019	3,080,000	3,064,952
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,604,000	1,567,253
Svenska Handelsbanken AB, 2.25%, 6/17/2019	2,580,000	2,566,661
Toronto-Dominion Bank, 1.45%, 9/06/2018	3,040,000	3,034,381
Toronto-Dominion Bank. FLR, 3.005% (LIBOR-3mo. + 0.65%), 8/13/2019	2,770,000	2,784,457

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Major Banks – continued
UBS AG, 2.375%, 8/14/2019	$1,660,000	$1,649,630
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	3,498,000	3,419,695
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,915,000	2,870,447

		$78,174,361

Medical & Health Technology & Services – 1.5%
Becton, Dickinson and Co., 2.675%, 12/15/2019	$2,571,000	$2,551,718
Becton, Dickinson and Co., 2.404%, 6/05/2020	1,234,000	1,211,854
Becton, Dickinson and Co., 2.894%, 6/06/2022	1,367,000	1,322,208
CVS Health Corp., 3.7%, 3/09/2023	648,000	644,714
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	2,460,000	2,440,386

		$8,170,880

Medical Equipment – 1.0%
Abbott Laboratories, 2.35%, 11/22/2019	$1,435,000	$1,426,598
Abbott Laboratories, 2%, 3/15/2020	876,000	861,426
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	2,589,000	2,563,902
Zimmer Biomet Holdings, Inc., FLR, 3.076% (LIBOR-3mo. + 0.75%), 3/19/2021	511,000	511,861

		$5,363,787

Metals & Mining – 0.2%
Glencore Funding LLC, 3%, 10/27/2022 (n)	$886,000	$849,152

Midstream – 1.4%
Andeavor Logistics LP/Tesoro Logistics
Finance Corp., 3.5%, 12/01/2022	$2,340,000	$2,286,360
El Paso LLC, 6.5%, 9/15/2020	2,578,000	2,738,503
EnLink Midstream Partners LP, 2.7%, 4/01/2019	1,342,000	1,328,920
Enterprise Products Operating LP, 6.5%, 1/31/2019	630,000	643,129
MPLX LP, 3.375%, 3/15/2023	690,000	674,786

		$7,671,698

Mortgage-Backed – 0.8%
Fannie Mae, 5.5%, 5/01/2025	$130,757	$132,821
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	1,351,382	1,448,648
Fannie Mae, 2%, 5/25/2044	2,840,646	2,711,495
Freddie Mac, 1.018%, 4/25/2024 (i)	628,218	26,402

		$4,319,366

Municipals – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	$4,091,000	$3,449,981

Network & Telecom – 1.6%
AT&T, Inc., 2.3%, 3/11/2019	$1,530,000	$1,524,335
AT&T, Inc., 2.45%, 6/30/2020	3,240,000	3,190,999
AT&T, Inc., 3.2%, 3/01/2022	2,171,000	2,130,423

Issuer	Shares/Par	Value ($)
BONDS – continued
Network & Telecom – continued
British Telecommunications PLC, 2.35%, 2/14/2019	$1,860,000	$1,854,623

		$8,700,380

Oils – 0.2%
Phillips 66, FLR, 2.919% (LIBOR-3mo. + 0.60%), 2/26/2021	$1,196,000	$1,197,858

Other Banks & Diversified Financials – 9.3%
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	$798,000	$797,658
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	2,430,000	2,411,666
Banque Federative du Credit Mutuel, 2.2%, 7/20/2020 (n)	2,614,000	2,553,526
Branch Banking & Trust Co., 1.45%, 5/10/2019	2,610,000	2,581,676
Capital One Financial Corp., 2.5%, 5/12/2020	1,708,000	1,683,779
Capital One Financial Corp., 2.4%, 10/30/2020	868,000	846,635
Citigroup, Inc., 2.4%, 2/18/2020	4,151,000	4,098,080
Citigroup, Inc., 3.142% to 1/24/2022,
FLR to 1/24/2023	2,378,000	2,329,769
Citizens Bank N.A., 2.3%, 12/03/2018	1,380,000	1,378,085
Citizens Bank N.A., 2.25%, 3/02/2020	1,400,000	1,377,106
Citizens Bank N.A., 2.55%, 5/13/2021	374,000	364,743
Compass Bank, 3.5%, 6/11/2021	1,920,000	1,918,083
Compass Bank, 2.875%, 6/29/2022	2,717,000	2,622,913
Discover Bank, 3.1%, 6/04/2020	1,705,000	1,696,236
Fifth Third Bancorp, 2.3%, 3/01/2019	1,171,000	1,166,834
Fifth Third Bancorp, 2.3%, 3/15/2019	1,200,000	1,195,925
First Republic Bank, 2.375%, 6/17/2019	849,000	844,086
Groupe BPCE S.A., 2.5%, 12/10/2018	2,980,000	2,978,335
Intesa Sanpaolo S.p.A., FLR, 2.982% (LIBOR-3mo. + 0.63%), 7/17/2019	4,329,000	4,331,191
Lloyds Bank PLC, FLR, 3.361% (LIBOR-3mo. + 1%), 1/22/2019	730,000	733,175
National Bank of Canada, FLR, 3.175% (LIBOR-3mo. + 0.84%), 12/14/2018	2,480,000	2,489,414
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	3,090,000	2,993,289
SunTrust Banks, Inc., 2.7%, 1/27/2022	2,255,000	2,197,082
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	2,945,000	2,875,386
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	1,407,000	1,342,836

		$49,807,508

Pharmaceuticals – 2.8%
Amgen, Inc., 2.2%, 5/11/2020	$1,928,000	$1,897,518
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	1,849,000	1,852,678
Celgene Corp., 2.875%, 8/15/2020	2,591,000	2,571,161
Celgene Corp., 2.75%, 2/15/2023	1,806,000	1,725,188
Gilead Sciences, Inc., 1.85%, 9/04/2018	2,490,000	2,487,609

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
BONDS – continued
Pharmaceuticals – continued
Shire Acquisitions Investments Ireland
Designated Activity Co., 1.9%, 9/23/2019	$4,540,000	$4,468,662

		$15,002,816

Printing & Publishing – 0.3%
Moody’s Corp., 3.25%, 6/07/2021	$1,626,000	$1,622,781

Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$2,587,000	$2,555,356

Supranational – 0.3%
Corporacion Andina de Fomento, 2%, 5/10/2019	$1,330,000	$1,319,245

Telecommunications – Wireless – 2.0%
American Tower Corp., REIT, 2.8%, 6/01/2020	$857,000	$849,644
American Tower Corp., REIT, 3%, 6/15/2023	2,118,000	2,030,908
Crown Castle International Corp., 3.4%, 2/15/2021	1,000,000	998,829
Crown Castle International Corp., 3.15%, 7/15/2023	1,093,000	1,046,303
Crown Castle Towers LLC, 4.883%, 8/15/2020 (n)	2,680,000	2,748,561
SBA Tower Trust, 2.898%, 10/15/2044 (n)	2,395,000	2,379,822
SBA Tower Trust, 2.877%, 7/10/2046 (n)	629,000	610,989

		$10,665,056

Tobacco – 1.6%
BAT Capital Corp., 2.297%, 8/14/2020 (n)	$2,930,000	$2,863,272
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	2,494,000	2,493,504
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,388,000	3,353,081

		$8,709,857

Transportation – Services – 0.6%
TTX Co., 2.6%, 6/15/2020 (n)	$3,160,000	$3,116,491

U.S. Government Agencies and Equivalents – 0.8%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$2,040,000	$2,029,355
National Credit Union Administration, “1-A”, FLR, 2.372% (LIBOR-1mo. + 0.45%) 1/08/2020	642,002	643,198

Issuer	Shares/Par	Value ($)
BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FLR, 2.412% (LIBOR-1mo. + 0.4%) 3/11/2020	$967,698	$969,320
National Credit Union Administration, FLR, 2.474% (LIBOR-1mo. + 0.45%) 10/07/2020	315,831	316,894
National Credit Union Administration, FLR, 2.428% (LIBOR-1mo. + 0.35%) 12/07/2020	429,810	430,345

		$4,389,112

U.S. Treasury Obligations – 8.4%
U.S. Treasury Notes, 2.25%, 2/29/2020 (f)	$20,559,000	$20,474,676
U.S. Treasury Notes, 2.25%, 3/31/2020	13,963,000	13,899,730
U.S. Treasury Notes, 2.375%, 3/15/2021	10,991,000	10,924,453

		$45,298,859

Utilities – Electric Power – 3.0%
Dominion Energy, Inc., 2.962%, 7/01/2019	$1,310,000	$1,307,085
Dominion Energy, Inc., 1.6%, 8/15/2019	1,070,000	1,053,491
Dominion Energy, Inc., 2.579%, 7/01/2020	1,761,000	1,735,173
Emera U.S. Finance LP, 2.15%, 6/15/2019	2,021,000	1,999,905
Engie Energia Chile S.A., 5.625%, 1/15/2021	2,020,000	2,090,632
Eversource Energy, 2.5%, 3/15/2021	1,240,000	1,214,685
FirstEnergy Corp., 2.85%, 7/15/2022	856,000	829,558
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,722,000	1,714,665
Southern Co., 1.85%, 7/01/2019	2,600,000	2,574,145
WEC Energy Group, Inc., 3.375%, 6/15/2021	1,635,000	1,639,647

		$16,158,986

Total Bonds (Identified Cost, $540,666,365)		$535,438,768

INVESTMENT COMPANIES (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $4,810)	4,810	$4,810

OTHER ASSETS, LESS LIABILITIES – 0.5%		2,581,010

NET ASSETS – 100.0%		$538,024,588

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $4,810 and $535,438,768, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $224,650,871, representing 41.8% of net assets.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

(w)	When-issued security. At June 30, 2018, the fund had sufficient cash and/or securities at least equal to the value of the when-issued security.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ALM Loan Funding CLO, 2015-16A, “BR2”, 0%, 7/15/2027	6/20/18	$1,900,315	$1,900,315
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	2,350,684	2,354,716
Figueroa CLO Ltd., 2014-1A, “BR”, 0%, 1/15/2027	6/28/18	2,520,000	2,520,000
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032	4/25/18	1,105,843	1,106,521
LoanCore Ltd., 2018-CRE1, “C”, FLR, 4.89% (LIBOR-1mo. + 2.55%), 5/15/2028	5/18/18	741,500	742,418
Total Restricted Securities			$8,623,970
% of Net assets			1.6%

The following abbreviations are used in this report and are defined:

AGM	Assured Guaranty Municipal

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/18

Futures Contracts

Description	Long/Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	127	$26,902,172	September - 2018	$(69,901)

At June 30, 2018, the fund had liquid securities with an aggregate value of $70,709 to cover any collateral or margin obligations for certain derivative contracts.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $540,666,365)	$535,438,768
Investments in affiliated issuers, at value (identified cost, $4,810)	4,810
Receivables for
Investments sold	5,728,280
Fund shares sold	1,026
Interest	3,265,268
Other assets	1,883
Total assets	$544,440,035
Liabilities
Payable to custodian	$1,520,645
Payables for
Daily variation margin on open futures contracts	3,977
Investments purchased	1,334,946
When-issued investments purchased	2,520,000
Fund shares reacquired	915,561
Payable to affiliates
Investment adviser	18,011
Shareholder servicing costs	50
Distribution and/or service fees	2,730
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	99,427
Total liabilities	$6,415,447
Net assets	$538,024,588
Net assets consist of
Paid-in capital	$528,719,205
Unrealized appreciation (depreciation)	(5,297,498)
Accumulated net realized gain (loss)	(1,648,819)
Undistributed net investment income	16,251,700
Net assets	$538,024,588
Shares of beneficial interest outstanding	52,794,557

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$405,239,814	39,740,776	$10.20
Service Class	132,784,774	13,053,781	10.17

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Interest	$7,212,059
Dividends from affiliated issuers	80,917
Other	435
Total investment income	$7,293,411
Expenses
Management fee	$1,106,706
Distribution and/or service fees	171,149
Shareholder servicing costs	4,020
Administrative services fee	46,458
Independent Trustees’ compensation	7,151
Custodian fee	15,760
Shareholder communications	20,768
Audit and tax fees	32,061
Legal fees	3,479
Miscellaneous	14,154
Total expenses	$1,421,706
Reduction of expenses by investment adviser	(25,522)
Net expenses	$1,396,184
Net investment income (loss)	$5,897,227
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(970,310)
Affiliated issuers	1,158
Futures contracts	72,570
Net realized gain (loss)	$(896,582)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(4,363,752)
Futures contracts	(69,901)
Net unrealized gain (loss)	$(4,433,653)
Net realized and unrealized gain (loss)	$(5,330,235)
Change in net assets from operations	$566,992

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$5,897,227	$10,285,492
Net realized gain (loss)	(896,582)	943,408
Net unrealized gain (loss)	(4,433,653)	(1,178,743)
Change in net assets from operations	$566,992	$10,050,157
Distributions declared to shareholders
From net investment income	$—	$(9,144,192)
Change in net assets from fund share transactions	$(39,558,313)	$(51,599,224)
Total change in net assets	$(38,991,321)	$(50,693,259)
Net assets
At beginning of period	577,015,909	627,709,168
At end of period (including undistributed net investment income of $16,251,700 and $10,354,473, respectively)	$538,024,588	$577,015,909

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17		12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$10.18		$10.17		$10.14		$10.23	$10.32	$10.29
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11		$0.18		$0.15	(c)	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss)	(0.09)		(0.00	)(w)	0.02		(0.07)	(0.03)	(0.05)
Total from investment operations	$0.02		$0.18		$0.17		$0.05	$0.08	$0.07
Less distributions declared to shareholders
From net investment income	$—		$(0.17)		$(0.14)		$(0.14)	$(0.13)	$(0.01)
From net realized gain	—		—		—		—	(0.04)	(0.03)
Total distributions declared to shareholders	$—		$(0.17)		$(0.14)		$(0.14)	$(0.17)	$(0.04)
Net asset value, end of period (x)	$10.20		$10.18		$10.17		$10.14	$10.23	$10.32
Total return (%) (k)(r)(s)(x)	0.20	(n)	1.73		1.68	(c)	0.48	0.80	0.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.45		0.42	(c)	0.45	0.44	0.45
Expenses after expense reductions (f)	0.44	(a)	0.45		0.42	(c)	0.44	0.44	0.45
Net investment income (loss)	2.19	(a)	1.77		1.43	(c)	1.13	1.10	1.19
Portfolio turnover	35	(n)	54		30		26	24	34
Net assets at end of period (000 omitted)	$405,240		$434,320		$473,730		$520,750	$627,457	$713,534

Service Class	Six months ended 6/30/18		Year ended
			12/31/17		12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$10.17		$10.16		$10.12		$10.20	$10.30	$10.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10		$0.16		$0.12	(c)	$0.09	$0.09	$0.10
Net realized and unrealized gain (loss)	(0.10)		(0.01)		0.03		(0.06)	(0.04)	(0.05)
Total from investment operations	$0.00	(w)	$0.15		$0.15		$0.03	$0.05	$0.05
Less distributions declared to shareholders
From net investment income	$—		$(0.14)		$(0.11)		$(0.11)	$(0.11)	$—
From net realized gain	—		—		—		—	(0.04)	(0.03)
Total distributions declared to shareholders	$—		$(0.14)		$(0.11)		$(0.11)	$(0.15)	$(0.03)
Net asset value, end of period (x)	$10.17		$10.17		$10.16		$10.12	$10.20	$10.30
Total return (%) (k)(r)(s)(x)	0.00	(n)(w)	1.45		1.48	(c)	0.28	0.49	0.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.70		0.68	(c)	0.70	0.69	0.70
Expenses after expense reductions (f)	0.69	(a)	0.70		0.67	(c)	0.69	0.69	0.70
Net investment income (loss)	1.94	(a)	1.52		1.18	(c)	0.88	0.85	0.94
Portfolio turnover	35	(n)	54		30		26	24	34
Net assets at end of period (000 omitted)	$132,785		$142,696		$153,979		$172,581	$211,505	$229,865
See Notes to Financial Statements

MFS Limited Maturity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 will be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management has evaluated the potential impacts of ASU 2017-08 and believes that adoption of ASU 2017-08 will not have a material effect on the fund’s overall financial position or its overall results of operations.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government
Agency & Equivalents	$—	$49,687,971	$—	$49,687,971
Non-U.S. Sovereign Debt	—	20,613,503	—	20,613,503
Municipal Bonds	—	3,449,981	—	3,449,981
U.S. Corporate Bonds	—	178,360,920	—	178,360,920
Residential Mortgage-Backed Securities	—	14,668,347	—	14,668,347
Commercial Mortgage-Backed Securities	—	25,142,837	—	25,142,837
Asset-Backed Securities (including CDOs)	—	128,508,584	—	128,508,584
Foreign Bonds	—	115,006,625	—	115,006,625
Mutual Funds	4,810	—	—	4,810
Total	$4,810	$535,438,768	$—	$535,443,578

Other Financial Instruments
Futures Contracts – Liabilities	$(69,901)	$—	$—	$(69,901)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, the fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2018 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures Contracts	$(69,901)

(a)

Values presented in this table for futures contracts correspond to the values reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$72,570

The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2018 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(69,901)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Some securities may be purchased on a “when-issued” or “forward delivery” basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. When-issued investments purchased are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2017, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended
12/31/17
Ordinary income (including any short-term capital gains)	$9,144,192

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$540,795,018
Gross appreciation	166,732
Gross depreciation	(5,518,172)
Net unrealized appreciation (depreciation)	$(5,351,440)

As of 12/31/17
Undistributed ordinary income	10,354,473
Capital loss carryforwards	(607,744)
Net unrealized appreciation (depreciation)	(1,008,338)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2017, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:

Long-Term	$(607,744)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$7,201,547
Service Class	—	1,942,645
Total	$—	$9,144,192

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $25,522, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.39% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $3,966, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $54.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0168% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $483 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$82,922,379	$81,526,308
Non-U.S. Government securities	$108,271,869	$124,777,504

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	634,448	$6,441,816	2,833,100	$28,942,654
Service Class	292,992	2,969,538	1,288,904	13,145,834
	927,440	$9,411,354	4,122,004	$42,088,488
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	706,727	$7,201,547
Service Class	—	—	190,830	1,942,645
	—	$—	897,557	$9,144,192
Shares reacquired
Initial Class	(3,548,500)	$(36,077,454)	(7,449,956)	$(76,219,352)
Service Class	(1,270,539)	(12,892,213)	(2,606,511)	(26,612,552)
	(4,819,039)	$(48,969,667)	(10,056,467)	$(102,831,904)

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Net change
Initial Class	(2,914,052)	$(29,635,638)	(3,910,129)	$(40,075,151)
Service Class	(977,547)	(9,922,675)	(1,126,777)	(11,524,073)
	(3,891,599)	$(39,558,313)	(5,036,906)	$(51,599,224)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 12%, 11%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,986 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		17,896,983	135,739,654	(153,631,827)	4,810

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,158	$—	$—	$80,917	$4,810

MFS Limited Maturity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report

June 30, 2018

MFS® Mid Cap Value Portfolio

MFS® Variable Insurance Trust III

VMC-SEM

MFS® Mid Cap Value Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
NASDAQ, Inc.	1.4%
Hartford Financial Services Group, Inc.	1.3%
KeyCorp	1.3%
Huntington Bancshares, Inc.	1.2%
SunTrust Banks, Inc.	1.2%
Life Storage, Inc., REIT	1.2%
Fidelity National Information Services, Inc.	1.2%
L3 Technologies, Inc.	1.1%
Comerica, Inc.	1.1%
Public Service Enterprise Group, Inc.	1.1%

Equity sectors
Financial Services	28.4%
Utilities & Communications	9.8%
Industrial Goods & Services	9.4%
Energy	8.1%
Basic Materials	6.8%
Technology	6.8%
Health Care	6.7%
Consumer Staples	5.8%
Retailing	4.7%
Special Products & Services	4.0%
Autos & Housing	3.9%
Leisure	3.4%
Transportation	2.0%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.80%	$1,000.00	$1,003.33	$3.97
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,002.24	$5.21
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS – 99.8%
Aerospace – 2.6%
Harris Corp.	18,162	$2,625,135
L3 Technologies, Inc.	19,403	3,731,585
Leidos Holdings, Inc.	35,656	2,103,704

		$8,460,424

Airlines – 1.2%
Alaska Air Group, Inc.	20,663	$1,247,838
Delta Air Lines, Inc.	57,118	2,829,626

		$4,077,464

Alcoholic Beverages – 0.5%
Molson Coors Brewing Co.	23,410	$1,592,816

Apparel Manufacturers – 1.6%
Hanesbrands, Inc.	120,107	$2,644,756
PVH Corp.	16,948	2,537,455

		$5,182,211

Automotive – 1.0%
Adient PLC	33,559	$1,650,767
Harley-Davidson, Inc.	42,154	1,773,841

		$3,424,608

Broadcasting – 0.8%
Interpublic Group of Companies, Inc.	107,223	$2,513,307

Brokerage & Asset Managers – 4.6%
Apollo Global Management LLC, “A”	66,963	$2,134,111
Invesco Ltd.	101,810	2,704,074
NASDAQ, Inc.	51,189	4,672,020
Raymond James Financial, Inc.	33,150	2,961,952
TD Ameritrade Holding Corp.	50,003	2,738,664

		$15,210,821

Business Services – 4.0%
Amdocs Ltd.	49,386	$3,268,859
Brenntag AG	22,242	1,239,489
Fidelity National Information Services, Inc.	36,498	3,869,883
First Data Corp. (a)	130,423	2,729,754
Global Payments, Inc.	19,941	2,223,222

		$13,331,207

Cable TV – 0.3%
Altice USA, Inc.	53,675	$915,695

Chemicals – 2.6%
Celanese Corp.	27,002	$2,998,842
Eastman Chemical Co.	32,626	3,261,295
PPG Industries, Inc.	22,763	2,361,206

		$8,621,343

Computer Software – 0.6%
Check Point Software Technologies Ltd. (a)	21,070	$2,058,118

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – 2.2%
NCR Corp. (a)	61,787	$1,852,374
NICE Systems Ltd., ADR (a)	23,581	2,447,001
Verint Systems, Inc. (a)	24,680	1,094,558
Xerox Corp.	81,505	1,956,120

		$7,350,053

Construction – 2.1%
Owens Corning	40,255	$2,550,959
Stanley Black & Decker, Inc.	26,079	3,463,552
Toll Brothers, Inc.	28,149	1,041,232

		$7,055,743

Consumer Products – 1.0%
Coty, Inc., “A”	97,599	$1,376,146
Newell Brands, Inc.	77,656	2,002,748

		$3,378,894

Containers – 2.0%
Berry Global Group, Inc. (a)	54,649	$2,510,575
Graphic Packaging Holding Co.	153,356	2,225,196
Sealed Air Corp.	44,576	1,892,251

		$6,628,022

Electrical Equipment – 2.3%
HD Supply Holdings, Inc. (a)	82,739	$3,548,676
Sensata Technologies Holding PLC (a)	45,857	2,181,876
TE Connectivity Ltd.	22,686	2,043,101

		$7,773,653

Electronics – 3.1%
Analog Devices, Inc.	33,584	$3,221,377
Keysight Technologies, Inc. (a)	47,887	2,826,770
Marvell Technology Group Ltd.	73,390	1,573,481
Maxim Integrated Products, Inc.	47,800	2,803,948

		$10,425,576

Energy – Independent – 6.3%
Andeavor	26,760	$3,510,377
Cabot Oil & Gas Corp.	102,711	2,444,522
Concho Resources, Inc. (a)	9,922	1,372,709
Energen Corp. (a)	42,475	3,093,029
EQT Corp.	36,443	2,010,925
Hess Corp.	49,302	3,297,811
PDC Energy, Inc. (a)	31,246	1,888,820
Pioneer Natural Resources Co.	16,860	3,190,586

		$20,808,779

Engineering – Construction – 0.6%
KBR, Inc.	115,035	$2,061,427

Food & Beverages – 4.3%
Archer Daniels Midland Co.	58,246	$2,669,414
Coca-Cola European Partners PLC	61,227	2,488,265
J.M. Smucker Co.	19,262	2,070,280

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Food & Beverages – continued
Pinnacle Foods, Inc.	31,984	$2,080,879
Post Holdings, Inc. (a)	9,687	833,276
TreeHouse Foods, Inc. (a)	20,864	1,095,569
Tyson Foods, Inc., “A”	42,993	2,960,068

		$14,197,751

Food & Drug Stores – 0.8%
Kroger Co.	57,820	$1,644,979
Tesco PLC	306,477	1,038,283

		$2,683,262

Furniture & Appliances – 0.8%
Whirlpool Corp.	17,448	$2,551,421

Gaming & Lodging – 1.3%
Hilton Worldwide Holdings, Inc.	27,588	$2,183,866
Royal Caribbean Cruises Ltd.	19,203	1,989,431

		$4,173,297

Insurance – 6.2%
Arthur J. Gallagher & Co.	39,854	$2,601,669
Assurant, Inc.	27,346	2,830,038
Athene Holding Ltd. (a)	51,646	2,264,161
Brighthouse Financial, Inc. (a)	11,094	444,537
Everest Re Group Ltd.	10,340	2,383,163
Hanover Insurance Group, Inc.	20,012	2,392,635
Hartford Financial Services Group, Inc.	86,827	4,439,464
Lincoln National Corp.	26,754	1,665,436
Unum Group	47,000	1,738,530

		$20,759,633

Leisure & Toys – 0.5%
Brunswick Corp.	27,492	$1,772,684

Machinery & Tools – 3.1%
AGCO Corp.	27,917	$1,695,120
Eaton Corp. PLC	39,599	2,959,629
Gates Industrial Corp. PLC (a)	97,482	1,586,032
ITT, Inc.	42,368	2,214,575
Regal Beloit Corp.	24,203	1,979,806

		$10,435,162

Major Banks – 3.6%
Comerica, Inc.	40,378	$3,671,168
Huntington Bancshares, Inc.	267,864	3,953,673
KeyCorp	222,328	4,344,289

		$11,969,130

Medical & Health Technology & Services – 3.2%
AmerisourceBergen Corp.	25,140	$2,143,688
LifePoint Health, Inc. (a)	29,364	1,432,963
Premier, Inc., “A” (a)	58,055	2,112,041
Quest Diagnostics, Inc.	23,774	2,613,714
Universal Health Services, Inc.	21,869	2,437,081

		$10,739,487

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Medical Equipment – 2.8%
Dentsply Sirona, Inc.	28,985	$1,268,674
PerkinElmer, Inc.	23,962	1,754,737
Steris PLC	29,208	3,067,132
Zimmer Biomet Holdings, Inc.	29,629	3,301,856

		$9,392,399

Natural Gas – Distribution – 1.7%
NiSource, Inc.	75,856	$1,993,496
Sempra Energy	21,748	2,525,160
South Jersey Industries, Inc.	34,858	1,166,697

		$5,685,353

Natural Gas – Pipeline – 0.9%
Plains GP Holdings LP	122,893	$2,938,372

Network & Telecom – 0.8%
Motorola Solutions, Inc.	22,768	$2,649,512

Oil Services – 1.9%
Forum Energy Technologies, Inc. (a)	84,899	$1,048,503
Frank’s International N.V.	171,155	1,335,009
NOW, Inc. (a)	87,961	1,172,520
Oil States International, Inc. (a)	49,909	1,602,079
Patterson-UTI Energy, Inc.	57,223	1,030,014

		$6,188,125

Other Banks & Diversified Financials – 7.3%
Citizens Financial Group, Inc.	76,902	$2,991,488
Discover Financial Services	44,530	3,135,357
Element Fleet Management Corp.	169,655	797,526
Fifth Third Bancorp	110,942	3,184,036
M&T Bank Corp.	17,041	2,899,526
Northern Trust Corp.	29,974	3,084,025
Signature Bank (a)	10,475	1,339,543
SunTrust Banks, Inc.	59,627	3,936,575
Wintrust Financial Corp.	33,825	2,944,466

		$24,312,542

Pharmaceuticals – 0.6%
Mylan N.V. (a)	58,109	$2,100,059

Pollution Control – 0.8%
Clean Harbors, Inc. (a)	48,517	$2,695,119

Railroad & Shipping – 0.7%
Kansas City Southern Co.	22,833	$2,419,385

Real Estate – 6.7%
Annaly Mortgage Management, Inc., REIT	106,493	$1,095,813
Brixmor Property Group Inc., REIT	135,848	2,367,831
EPR Properties, REIT	36,905	2,391,075
Life Storage, Inc., REIT	40,038	3,896,098
Medical Properties Trust, Inc., REIT	226,551	3,180,776
Mid-America Apartment Communities, Inc., REIT	27,684	2,786,948
Realogy Holdings Corp.	45,480	1,036,944
Sun Communities, Inc., REIT	24,753	2,422,823
W.P. Carey, Inc., REIT	33,488	2,221,929
Washington Prime Group, Inc., REIT	112,671	913,762

		$22,313,999

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Restaurants – 0.6%
Aramark	52,855	$1,960,920

Retailers – 0.3%
BJ’s Wholesale Club Holdings, Inc. (a)	46,457	$1,098,708

Specialty Chemicals – 2.2%
Axalta Coating Systems Ltd. (a)	69,721	$2,113,244
RPM International, Inc.	54,954	3,204,917
Univar, Inc. (a)	78,064	2,048,399

		$7,366,560

Specialty Stores – 2.1%
L Brands, Inc.	51,210	$1,888,625
Michaels Co., Inc. (a)	64,680	1,239,916
Tractor Supply Co.	32,863	2,513,691
Urban Outfitters, Inc. (a)	28,579	1,273,194

		$6,915,426

Utilities – Electric Power – 7.2%
AES Corp.	138,770	$1,860,906
CMS Energy Corp.	63,327	2,994,101
DTE Energy Co.	29,362	3,042,784
Eversource Energy	46,863	2,746,640
FirstEnergy Corp.	53,604	1,924,920
Pinnacle West Capital Corp.	33,832	2,725,506
Public Service Enterprise Group, Inc.	67,161	3,636,097
Southern Co.	59,063	2,735,207
WEC Energy Group, Inc.	34,996	2,262,491

		$23,928,652

Total Common Stocks (Identified Cost, $254,554,635)		$332,117,119

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $1,577,048)	1,577,188	$1,577,188

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,106,944)

NET ASSETS – 100.0%		$332,587,363

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $1,577,188 and $332,117,119, respectively.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value (identified cost, $254,554,635)	$332,117,119
Investments in affiliated issuers, at value (identified cost, $1,577,048)	1,577,188
Receivables for
Investments sold	1,124,338
Fund shares sold	25,568
Interest and dividends	474,693
Other assets	1,256
Total assets	$335,320,162
Liabilities
Payables for
Investments purchased	$1,791,338
Fund shares reacquired	866,106
Payable to affiliates
Investment adviser	20,724
Shareholder servicing costs	60
Distribution and/or service fees	1,696
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	52,775
Total liabilities	$2,732,799
Net assets	$332,587,363
Net assets consist of
Paid-in capital	$218,249,901
Unrealized appreciation (depreciation)	77,562,602
Accumulated net realized gain (loss)	31,920,293
Undistributed net investment income	4,854,567
Net assets	$332,587,363
Shares of beneficial interest outstanding	36,865,375

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$249,913,520	27,630,605	$9.04
Service Class	82,673,843	9,234,770	8.95

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$3,424,706
Dividends from affiliated issuers	28,926
Other	10,447
Income on securities loaned	8,466
Foreign taxes withheld	(7,222)
Total investment income	$3,465,323
Expenses
Management fee	$1,281,904
Distribution and/or service fees	104,231
Shareholder servicing costs	6,909
Administrative services fee	30,594
Independent Trustees’ compensation	4,269
Custodian fee	10,638
Shareholder communications	8,818
Audit and tax fees	27,313
Legal fees	1,941
Miscellaneous	9,582
Total expenses	$1,486,199
Reduction of expenses by investment adviser	(15,765)
Net expenses	$1,470,434
Net investment income (loss)	$1,994,889
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$12,963,134
Affiliated issuers	(335)
Foreign currency	304
Net realized gain (loss)	$12,963,103
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(13,759,452)
Affiliated issuers	140
Translation of assets and liabilities in foreign currencies	152
Net unrealized gain (loss)	$(13,759,160)
Net realized and unrealized gain (loss)	$(796,057)
Change in net assets from operations	$1,198,832

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$1,994,889	$2,638,628
Net realized gain (loss)	12,963,103	20,701,883
Net unrealized gain (loss)	(13,759,160)	21,479,357
Change in net assets from operations	$1,198,832	$44,819,868
Distributions declared to shareholders
From net investment income	$—	$(4,029,207)
From net realized gain	—	(10,126,455)
Total distributions declared to shareholders	$—	$(14,155,662)
Change in net assets from fund share transactions	$(22,545,004)	$(7,277,298)
Total change in net assets	$(21,346,172)	$23,386,908
Net assets
At beginning of period	353,933,535	330,546,627
At end of period (including undistributed net investment income of $4,854,567 and $2,859,678, respectively)	$332,587,363	$353,933,535

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$9.01		$8.29	$7.84		$9.80	$10.05	$8.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.07	$0.10	(c)	$0.08	$0.09	$0.10
Net realized and unrealized gain (loss)	(0.02)		1.03	1.12		(0.37)	0.93	2.93
Total from investment operations	$0.03		$1.10	$1.22		$(0.29)	$1.02	$3.03
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.07)		$(0.10)	$(0.11)	$(0.12)
From net realized gain	—		(0.27)	(0.70)		(1.57)	(1.16)	(1.61)
Total distributions declared to shareholders	$—		$(0.38)	$(0.77)		$(1.67)	$(1.27)	$(1.73)
Net asset value, end of period (x)	$9.04		$9.01	$8.29		$7.84	$9.80	$10.05
Total return (%) (k)(r)(s)(x)	0.33	(n)	13.67	15.98	(c)	(2.33)	10.36	36.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81	0.77	(c)	0.82	0.81	0.81
Expenses after expense reductions (f)	0.80	(a)	0.81	0.76	(c)	0.81	0.81	0.81
Net investment income (loss)	1.23	(a)	0.82	1.31	(c)	0.82	0.86	0.99
Portfolio turnover	15	(n)	36	32		51	55	49
Net assets at end of period (000 omitted)	$249,914		$268,291	$271,001		$274,753	$322,888	$348,322

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$8.93		$8.22	$7.78		$9.74	$9.99	$8.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.08	(c)	$0.06	$0.06	$0.07
Net realized and unrealized gain (loss)	(0.02)		1.02	1.12		(0.38)	0.93	2.92
Total from investment operations	$0.02		$1.07	$1.20		$(0.32)	$0.99	$2.99
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.06)		$(0.07)	$(0.08)	$(0.10)
From net realized gain	—		(0.27)	(0.70)		(1.57)	(1.16)	(1.61)
Total distributions declared to shareholders	$—		$(0.36)	$(0.76)		$(1.64)	$(1.24)	$(1.71)
Net asset value, end of period (x)	$8.95		$8.93	$8.22		$7.78	$9.74	$9.99
Total return (%) (k)(r)(s)(x)	0.22	(n)	13.41	15.76	(c)	(2.66)	10.16	36.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.06	1.02	(c)	1.07	1.06	1.06
Expenses after expense reductions (f)	1.05	(a)	1.05	1.01	(c)	1.06	1.06	1.06
Net investment income (loss)	0.98	(a)	0.59	1.06	(c)	0.62	0.62	0.75
Portfolio turnover	15	(n)	36	32		51	55	49
Net assets at end of period (000 omitted)	$82,674		$85,643	$59,545		$55,100	$38,611	$38,371

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – Continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$332,117,119	$—	$—	$332,117,119
Mutual Funds	1,577,188	—	—	1,577,188
Total	$333,694,307	$—	$—	$333,694,307

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,239,489 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2018, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – Continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$4,671,333
Long-term capital gains	9,484,329
Total distributions	$14,155,662

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$258,364,817
Gross appreciation	84,265,216
Gross depreciation	(8,935,726)
Net unrealized appreciation (depreciation)	$75,329,490

As of 12/31/17
Undistributed ordinary income	6,272,132
Undistributed long-term capital gain	17,309,822
Other temporary differences	116,067
Net unrealized appreciation (depreciation)	89,440,609

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$3,360,693	$—	$8,162,163
Service Class	—	668,514	—	1,964,292
Total	$—	$4,029,207	$—	$10,126,455

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $1 billion	0.75%
In excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $15,765, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $6,723, which equated to 0.0039% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $186.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0179% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $295 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $39,680 and $123,765, respectively. The sales transactions resulted in net realized gains (losses) of $44,969.

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $10,379, which is included in “Other” income in the Statement of Operations.

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $50,182,940 and $67,579,815, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	407,263	$3,666,612	1,411,404	$12,144,591
Service Class	242,120	2,164,800	2,990,095	24,813,034
	649,383	$5,831,412	4,401,499	$36,957,625
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,400,024	$11,522,200
Service Class	—	—	322,253	2,632,806
	—	$—	1,722,277	$14,155,006
Shares reacquired
Initial Class	(2,543,195)	$(23,047,908)	(5,754,275)	$(50,046,081)
Service Class	(595,451)	(5,328,508)	(971,461)	(8,343,848)
	(3,138,646)	$(28,376,416)	(6,725,736)	$(58,389,929)
Net change
Initial Class	(2,135,932)	$(19,381,296)	(2,942,847)	$(26,379,290)
Service Class	(353,331)	(3,163,708)	2,340,887	19,101,992
	(2,489,263)	$(22,545,004)	(601,960)	$(7,277,298)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 33%, 11%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $1,121 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		3,634,056	32,496,917	(34,553,785)	1,577,188

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(335)	$140	$—	$28,926	$1,577,188

16

MFS Mid Cap Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

Semiannual Report

June 30, 2018

MFS® Moderate Allocation Portfolio

MFS® Variable Insurance Trust III

VMA-SEM

MFS® Moderate Allocation Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Total Return Bond Series	12.0%
MFS Government Securities Portfolio	10.0%
MFS Value Series	9.0%
MFS Growth Series	9.0%
MFS Research Series	8.0%
MFS Mid Cap Value Portfolio	7.0%
MFS Research International Portfolio	7.0%
MFS Mid Cap Growth Series	6.9%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Limited Maturity Portfolio	4.0%
MFS International Value Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.5%
Cash & Cash Equivalents	0.1%

Portfolio actual allocation

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. MFS endeavors to fully invest all MFS funds-of-funds in underlying funds on a daily basis. Any divergence from 0.0% in Cash & Cash Equivalents is typically due to the timing of fund subscriptions/redemptions and the settlement of subsequent investment in/divestment from the underlying funds. While the MFS funds-of-funds’ subscriptions/redemptions are processed at the same day NAV of the underlying funds, a positive/negative cash balance will be reflected on the MFS funds-of-funds’ Statement of Assets and Liabilities until the trades with the underlying funds settle, which is typically two business days. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.01%	$1,000.00	$1,015.75	$0.05
	Hypothetical (h)	0.01%	$1,000.00	$1,024.74	$0.05
Service Class	Actual	0.26%	$1,000.00	$1,013.51	$1.30
	Hypothetical (h)	0.26%	$1,000.00	$1,023.51	$1.30

(h)	5% class return per year before expenses.

(p)

“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – 100.0%
Bond Funds – 41.0%
MFS Global Governments Portfolio – Initial Class (a)	7,440,736	$77,606,872
MFS Government Securities Portfolio – Initial Class	12,689,321	155,444,186
MFS High Yield Portfolio – Initial Class	13,613,098	77,594,657
MFS Inflation-Adjusted Bond Portfolio – Initial Class (a)	7,325,353	77,648,738
MFS Limited Maturity Portfolio – Initial Class	6,094,722	62,166,162
MFS Total Return Bond Series – Initial Class	14,398,845	186,465,040

		$636,925,655

International Stock Funds – 13.0%
MFS International Growth Portfolio – Initial Class	2,982,997	$46,743,565
MFS International Value Portfolio – Initial Class	1,664,344	46,751,416
MFS Research International Portfolio – Initial Class	6,452,430	108,207,248

		$201,702,229

Specialty Funds – 3.0%
MFS Global Real Estate Portfolio – Initial Class	3,214,916	$46,744,887

Issuer	Shares/Par	Value ($)
INVESTMENT COMPANIES (h) – continued
U.S. Stock Funds – 42.9%
MFS Growth Series – Initial Class	2,546,413	$139,823,557
MFS Mid Cap Growth Series – Initial Class	10,195,574	108,277,000
MFS Mid Cap Value Portfolio – Initial Class	12,026,916	108,723,315
MFS New Discovery Series – Initial Class	1,007,405	23,160,234
MFS New Discovery Value Portfolio – Initial Class	2,031,362	23,340,356
MFS Research Series – Initial Class	4,064,904	124,345,407
MFS Value Series – Initial Class	6,947,464	139,852,459

		$667,522,328

Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.9% (v)	1,545,062	$1,545,062

Total Investment Companies (Identified Cost, $1,294,992,294)		$1,554,440,161

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(97,718)

NET ASSETS – 100.0%		$1,554,342,443

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $1,554,440,161.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in affiliated issuers, at value (identified cost, $1,294,992,294)	$1,554,440,161
Receivables for
Investments sold	3,919,785
Fund shares sold	1,639
Other assets	4,910
Total assets	$1,558,366,495
Liabilities
Payables for
Fund shares reacquired	$3,919,785
Payable to affiliates
Administrator	144
Shareholder servicing costs	196
Distribution and/or service fees	31,746
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	72,081
Total liabilities	$4,024,052
Net assets	$1,554,342,443
Net assets consist of
Paid-in capital	$1,168,373,280
Unrealized appreciation (depreciation)	259,447,867
Accumulated net realized gain (loss)	99,974,700
Undistributed net investment income	26,546,596
Net assets	$1,554,342,443
Shares of beneficial interest outstanding	115,102,434

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$5,708,891	421,782	$13.54
Service Class	1,548,633,552	114,680,652	13.50

See Notes to Financial Statements

5

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends from affiliated issuers	$12,795
Expenses
Distribution and/or service fees	$2,013,060
Shareholder servicing costs	12,962
Administrative services fee	8,679
Independent Trustees’ compensation	15,089
Custodian fee	13,393
Shareholder communications	12,326
Audit and tax fees	19,428
Legal fees	9,918
Miscellaneous	19,881
Total expenses	$2,124,736
Net investment income (loss)	$(2,111,941)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$31,405,937
Change in unrealized appreciation or depreciation
Affiliated issuers	$(6,048,032)
Net realized and unrealized gain (loss)	$25,357,905
Change in net assets from operations	$23,245,964

See Notes to Financial Statements

6

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$(2,111,941)	$28,658,801
Net realized gain (loss)	31,405,937	73,077,797
Net unrealized gain (loss)	(6,048,032)	142,345,119
Change in net assets from operations	$23,245,964	$244,081,717
Distributions declared to shareholders
From net investment income	$—	$(30,618,005)
From net realized gain	—	(64,066,257)
Total distributions declared to shareholders	$—	$(94,684,262)
Change in net assets from fund share transactions	$(160,960,537)	$(184,197,023)
Total change in net assets	$(137,714,573)	$(34,799,568)
Net assets
At beginning of period	1,692,057,016	1,726,856,584
At end of period (including undistributed net investment income of $26,546,596 and $28,658,537, respectively)	$1,554,342,443	$1,692,057,016

See Notes to Financial Statements

7

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$13.33		$12.25	$12.48		$13.34	$13.02	$12.20
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00	)(w)	$0.26	$0.24	(c)	$0.29	$0.21	$0.09
Net realized and unrealized gain (loss)	0.21		1.60	0.55		(0.27)	0.48	1.88
Total from investment operations	$0.21		$1.86	$0.79		$0.02	$0.69	$1.97
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.37)		$(0.55)	$(0.21)	$(0.35)
From net realized gain	—		(0.50)	(0.65)		(0.33)	(0.16)	(0.80)
Total distributions declared to shareholders	$—		$(0.78)	$(1.02)		$(0.88)	$(0.37)	$(1.15)
Net asset value, end of period (x)	$13.54		$13.33	$12.25		$12.48	$13.34	$13.02
Total return (%) (k)(s)(x)	1.58	(n)	15.52	6.16	(c)	0.35	5.28	16.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.01	(a)	0.01	0.02	(c)	0.01	0.01	0.02
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.01	0.02
Net investment income (loss) (l)	(0.01	)(a)	1.98	1.95	(c)	2.16	1.55	0.73
Portfolio turnover	0	(b)(n)	0 (b)	0	(b)	1	2	6
Net assets at end of period (000 omitted)	$5,709		$6,053	$5,460		$5,509	$7,240	$6,124

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$13.32		$12.24	$12.47		$13.32	$13.00	$12.19
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.22	$0.21	(c)	$0.22	$0.17	$0.10
Net realized and unrealized gain (loss)	0.20		1.60	0.54		(0.23)	0.49	1.82
Total from investment operations	$0.18		$1.82	$0.75		$(0.01)	$0.66	$1.92
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.33)		$(0.51)	$(0.18)	$(0.31)
From net realized gain	—		(0.50)	(0.65)		(0.33)	(0.16)	(0.80)
Total distributions declared to shareholders	$—		$(0.74)	$(0.98)		$(0.84)	$(0.34)	$(1.11)
Net asset value, end of period (x)	$13.50		$13.32	$12.24		$12.47	$13.32	$13.00
Total return (%) (k)(s)(x)	1.35	(n)	15.23	5.87	(c)	0.13	5.04	16.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.26	(a)	0.26	0.27	(c)	0.26	0.26	0.27
Expenses after expense reductions (f)(h)	N/A		N/A	N/A		N/A	0.26	0.27
Net investment income (loss) (l)	(0.26	)(a)	1.66	1.71	(c)	1.69	1.29	0.76
Portfolio turnover	0	(b)(n)	0 (b)	0	(b)	1	2	6
Net assets at end of period (000 omitted)	$1,548,634		$1,686,004	$1,721,397		$1,837,130	$2,121,968	$2,199,921

See Notes to Financial Statements

8

MFS Moderate Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(b)	Less than 0.5%.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, and greater political, social, and economic instability than developed markets.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were

10

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,554,440,161	$—	$—	$1,554,440,161

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

11

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$32,261,217
Long-term capital gains	62,423,045
Total distributions	$94,684,262

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$1,299,615,045
Gross appreciation	283,338,036
Gross depreciation	(28,512,920)
Net unrealized appreciation (depreciation)	$254,825,116

As of 12/31/17
Undistributed ordinary income	31,474,559
Undistributed long-term capital gain	70,375,492
Net unrealized appreciation (depreciation)	260,873,148

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$120,775	$—	$220,632
Service Class	—	30,497,230	—	63,845,625
Total	$—	$30,618,005	$—	$64,066,257

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $12,934, which equated to 0.0016% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $28.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0011% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $1,419 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of shares of underlying funds aggregated $1,900,682 and $164,976,535, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	8,737	$117,584	32,383	$421,018
Service Class	218,831	2,904,862	656,936	8,333,736
	227,568	$3,022,446	689,319	$8,754,754
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	26,946	$341,407
Service Class	—	—	7,452,042	94,342,855
	—	$—	7,478,988	$94,684,262
Shares reacquired
Initial Class	(41,039)	$(555,936)	(50,857)	$(650,991)
Service Class	(12,150,223)	(163,427,047)	(22,148,040)	(286,985,048)
	(12,191,262)	$(163,982,983)	(22,198,897)	$(287,636,039)
Net change
Initial Class	(32,302)	$(438,352)	8,472	$111,434
Service Class	(11,931,392)	(160,522,185)	(14,039,062)	(184,308,457)
	(11,963,694)	$(160,960,537)	(14,030,590)	$(184,197,023)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $5,677 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio		8,017,102	8,428	(584,794)	7,440,736
MFS Global Real Estate Portfolio		3,563,341	3,975	(352,400)	3,214,916
MFS Government Securities Portfolio		13,652,904	6,365	(969,948)	12,689,321
MFS Growth Series		3,102,150	7,984	(563,721)	2,546,413
MFS High Yield Portfolio		14,658,937	7,225	(1,053,064)	13,613,098
MFS Inflation-Adjusted Bond Portfolio		7,836,431	8,740	(519,818)	7,325,353
MFS Institutional Money Market Portfolio		1,547,664	2,304,594	(2,307,196)	1,545,062
MFS International Growth Portfolio		3,280,462	72	(297,537)	2,982,997
MFS International Value Portfolio		1,798,268	22	(133,946)	1,664,344
MFS Limited Maturity Portfolio		6,643,380	2,942	(551,600)	6,094,722
MFS Mid Cap Growth Series		12,435,101	16,059	(2,255,586)	10,195,574
MFS Mid Cap Value Portfolio		13,124,085	12,968	(1,110,137)	12,026,916
MFS New Discovery Series		1,261,710	2,185	(256,490)	1,007,405
MFS New Discovery Value Portfolio		2,278,555	1,853	(249,046)	2,031,362
MFS Research International Portfolio		6,957,247	3,716	(508,533)	6,452,430
MFS Research Series		4,573,372	8,072	(516,540)	4,064,904
MFS Total Return Bond Series		15,356,076	9,607	(966,838)	14,398,845
MFS Value Series		7,261,373	17,975	(331,884)	6,947,464

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(230,500)	$(638,897)	$—	$—	$77,606,872
MFS Global Real Estate Portfolio	511,645	320,970	—	—	46,744,887
MFS Government Securities Portfolio	(1,263,214)	(688,838)	—	—	155,444,186
MFS Growth Series	12,833,240	4,952,864	—	—	139,823,557
MFS High Yield Portfolio	(481,437)	(532,925)	—	—	77,594,657
MFS Inflation-Adjusted Bond Portfolio	9,816	(1,504,242)	—	—	77,648,738
MFS Institutional Money Market Portfolio	(146)	207	—	12,795	1,545,062
MFS International Growth Portfolio	1,206,770	(626,833)	—	—	46,743,565
MFS International Value Portfolio	1,549,712	(1,789,008)	—	—	46,751,416
MFS Limited Maturity Portfolio	(38,633)	153,837	—	—	62,166,162
MFS Mid Cap Growth Series	7,436,193	5,663,804	—	—	108,277,000
MFS Mid Cap Value Portfolio	700,937	(253,608)	—	—	108,723,315
MFS New Discovery Series	1,628,057	1,733,781	—	—	23,160,234
MFS New Discovery Value Portfolio	380,654	374,365	—	—	23,340,356
MFS Research International Portfolio	2,110,837	(3,741,081)	—	—	108,207,248
MFS Research Series	3,615,912	1,422,040	—	—	124,345,407
MFS Total Return Bond Series	(881,773)	(3,249,416)	—	—	186,465,040
MFS Value Series	2,317,867	(7,645,052)	—	—	139,852,459
	$31,405,937	$(6,048,032)	$—	$12,795	$1,554,440,161

15

MFS Moderate Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

16

Semiannual Report

June 30, 2018

MFS® New Discovery Value Portfolio

MFS® Variable Insurance Trust III

VDV-SEM

MFS® New Discovery Value Portfolio

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Contract Owners:

Rising bond yields, international trade friction and geopolitical uncertainty have contributed to a measurable uptick in market volatility — a departure from the low-volatility environment that prevailed for much of 2017. In recent months, against this more challenging backdrop, global markets have given back some of the strong gains recorded during 2017 and early 2018. But global economic growth remains healthy, notwithstanding signs of a modest slowdown over the past few months, particularly in Europe and China.

Although the U.S. Federal Reserve continues to gradually raise interest rates and shrink its balance sheet, monetary policy remains accommodative around the world, with many central banks taking only tentative steps toward tighter policies. Newly enacted U.S. tax reforms have been welcomed by equity markets, while emerging market economies have recently had to contend with tighter financial conditions as a result of firmer U.S. Treasury yields and a stronger dollar. Around the world, inflation remains largely subdued, but tight labor markets and solid global demand have investors on the lookout for its potential resurgence. Increased U.S. protectionism is also a growing concern, as investors fear that trade disputes could dampen business sentiment, leading to slower global growth.

As a global investment manager, MFS® strives to create long-term value for clients through an active approach and an investment platform built on nearly a century of expertise. To make that long-term value meaningful for clients, we work to align with you on our beliefs, your needs and the time it takes to deliver on your desired outcomes.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

August 16, 2018

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio Structure

Top ten holdings
Premier, Inc., “A”	2.1%
Black Hills Corp.	1.9%
TravelportWorldwide Ltd.	1.8%
Portland General Electric Co.	1.7%
Select Income, REIT	1.6%
STAG Industrial, Inc., REIT	1.6%
UMB Financial Corp.	1.6%
Medical Properties Trust, Inc., REIT	1.5%
TMX Group Ltd.	1.5%
RPM International, Inc.	1.4%

Equity sectors
Financial Services	33.0%
Industrial Goods & Services	17.6%
Technology	7.2%
Basic Materials	6.2%
Utilities & Communications	6.1%
Health Care	5.0%
Energy	4.8%
Special Products & Services	4.2%
Consumer Staples	4.2%
Leisure	3.8%
Autos & Housing	3.5%
Retailing	2.7%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of June 30, 2018.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders during the Period,

January 1, 2018 through June 30, 2018

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2018 through June 30, 2018.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/18	Ending Account Value 6/30/18	Expenses Paid During Period (p) 1/01/18-6/30/18
Initial Class	Actual	0.88%	$1,000.00	$1,032.35	$4.43
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,030.77	$5.69
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/18 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.3%
Aerospace – 2.3%
CACI International, Inc., “A” (a)	3,591	$605,263
ManTech International Corp., “A”	11,584	621,366

		$1,226,629

Brokerage & Asset Managers – 2.1%
Apollo Global Management LLC, “A”	10,760	$342,921
TMX Group Ltd.	11,737	769,402

		$1,112,323

Business Services – 3.6%
EVO Payments, Inc., “A” (a)	17,646	$363,155
Forrester Research, Inc.	6,976	292,643
PRA Group, Inc. (a)	8,534	328,986
Travelport Worldwide Ltd.	51,223	949,674

		$1,934,458

Chemicals – 0.5%
Ingevity Corp. (a)	3,571	$288,751

Computer Software – 1.8%
8x8, Inc. (a)	10,615	$212,831
Sabre Corp.	29,683	731,389

		$944,220

Computer Software – Systems – 2.9%
Model N, Inc. (a)	14,469	$269,123
NICE Systems Ltd., ADR (a)	2,620	271,877
Presidio, Inc. (a)	32,704	428,423
Verint Systems, Inc. (a)	12,962	574,865

		$1,544,288

Construction – 3.5%
Armstrong World Industries, Inc. (a)	7,157	$452,322
GMS, Inc. (a)	9,656	261,581
Owens Corning	11,197	709,554
Toll Brothers, Inc.	11,589	428,677

		$1,852,134

Consumer Products – 1.1%
Sensient Technologies Corp.	7,961	$569,610

Consumer Services – 0.6%
ServiceMaster Global Holdings, Inc. (a)	5,446	$323,874

Containers – 2.7%
Berry Global Group, Inc. (a)	15,317	$703,663
Graphic Packaging Holding Co.	48,939	710,105

		$1,413,768

Electrical Equipment – 5.1%
AZZ, Inc.	12,474	$541,995
HD Supply Holdings, Inc. (a)	17,130	734,706
MSC Industrial Direct Co., Inc., “A”	5,251	445,547
TriMas Corp. (a)	21,009	617,665
WESCO International, Inc. (a)	6,685	381,713

		$2,721,626

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 2.5%
Integrated Device Technology, Inc. (a)	6,842	$218,123
OSI Systems, Inc. (a)	7,351	568,453
Plexus Corp. (a)	8,756	521,332

		$1,307,908

Energy – Independent – 0.8%
Energen Corp. (a)	5,607	$408,302

Engineering – Construction – 2.2%
Construction Partners, Inc., “A” (a)	22,461	$295,811
KBR, Inc.	32,910	589,747
Team, Inc. (a)(l)	12,655	292,331

		$1,177,889

Entertainment – 1.9%
IMAX Corp. (a)	15,640	$346,426
Merlin Entertainment	82,726	422,190
Parques Reunidos Servicios Centrales S.A.U.	14,826	237,199

		$1,005,815

Food & Beverages – 3.1%
Cal-Maine Foods, Inc. (a)	7,123	$326,589
Hostess Brands, Inc. (a)	34,146	464,386
Sanderson Farms, Inc.	5,321	559,503
TreeHouse Foods, Inc. (a)	5,961	313,012

		$1,663,490

Insurance – 3.2%
Aspen Insurance Holdings Ltd.	8,747	$356,003
Everest Re Group Ltd.	1,870	430,998
Hanover Insurance Group, Inc.	3,400	406,504
Safety Insurance Group, Inc.	2,881	246,037
Third Point Reinsurance Ltd. (a)	19,844	248,050

		$1,687,592

Leisure & Toys – 1.2%
Brunswick Corp.	9,729	$627,326

Machinery & Tools – 5.9%
Gardner Denver Holdings, Inc. (a)	8,172	$240,175
Herman Miller, Inc.	16,004	542,536
ITT, Inc.	12,263	640,987
Kennametal, Inc.	14,617	524,750
Regal Beloit Corp.	9,099	744,298
Ritchie Bros. Auctioneers, Inc.	12,919	440,796

		$3,133,542

Medical & Health Technology & Services – 3.9%
HMS Holdings Corp. (a)	23,463	$507,270
LifePoint Health, Inc. (a)	9,454	461,355
Premier, Inc., “A” (a)	30,091	1,094,711

		$2,063,336

4

MFS New Discovery Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 0.7%
Steris PLC	3,440	$361,234

Natural Gas – Distribution – 2.5%
New Jersey Resources Corp.	13,731	$614,462
South Jersey Industries, Inc.	21,168	708,493

		$1,322,955

Oil Services – 4.0%
Apergy Corp. (a)	4,496	$187,708
Forum Energy Technologies, Inc. (a)	13,146	162,353
Frank’s International N.V.	83,669	652,618
Liberty Oilfield Services, Inc. (a)(l)	14,933	279,546
NOW, Inc. (a)	36,553	487,252
Patterson-UTI Energy, Inc.	19,642	353,556

		$2,123,033

Other Banks & Diversified Financials – 19.1%
Air Lease Corp.	8,094	$339,705
Bank of Hawaii Corp.	5,218	435,286
Berkshire Hills Bancorp, Inc.	12,772	518,543
Brookline Bancorp, Inc.	29,751	553,369
Cathay General Bancorp, Inc.	14,232	576,254
Element Fleet Management Corp.	88,268	414,936
First Hawaiian, Inc.	25,301	734,235
First Interstate BancSystem, Inc.	15,454	652,159
Glacier Bancorp, Inc.	11,149	431,243
Hanmi Financial Corp.	16,822	476,904
Lakeland Financial Corp.	12,640	609,122
Legacytextas Financial Group, Inc.	12,698	495,476
Prosperity Bancshares, Inc.	10,728	733,366
Sandy Spring Bancorp, Inc.	13,469	552,364
Signature Bank (a)	2,083	266,374
TCF Financial Corp.	21,355	525,760
Textainer Group Holdings Ltd. (a)	18,625	296,137
UMB Financial Corp.	10,779	821,683
Wintrust Financial Corp.	7,781	677,336

		$10,110,252

Pharmaceuticals – 0.4%
Genomma Lab Internacional S.A., “B” (a)	281,170	$234,872

Pollution Control – 2.0%
Advanced Disposal Services, Inc. (a)	17,685	$438,234
Clean Harbors, Inc. (a)	11,216	623,049

		$1,061,283

Printing & Publishing – 0.7%
Multi-Color Corp.	5,721	$369,863

Real Estate – 8.7%
Brixmor Property Group Inc., REIT	26,363	$459,507
Corporate Office Properties Trust, REIT	15,227	441,431
Life Storage, Inc., REIT	7,311	711,433
Medical Properties Trust, Inc., REIT	57,616	808,929
Select Income REIT	38,524	865,634
STAG Industrial, Inc., REIT	30,287	824,715
Store Capital Corp., REIT	18,110	496,214

		$4,607,863

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Retailers – 0.6%
BJ’s Wholesale Club Holdings, Inc. (a)	14,610	$345,527

Specialty Chemicals – 3.0%
Ferro Corp. (a)	17,735	$369,775
Ferroglobe PLC	12,352	105,857
RPM International, Inc.	13,164	767,724
Univar, Inc. (a)	12,413	325,717

		$1,569,073

Specialty Stores – 2.1%
Michaels Co., Inc. (a)	20,927	$401,171
Urban Outfitters, Inc. (a)	5,737	255,583
Zumiez, Inc. (a)	17,579	440,354

		$1,097,108

Utilities – Electric Power – 3.6%
Black Hills Corp.	16,726	$1,023,798
Portland General Electric Co.	21,104	902,407

		$1,926,205

Total Common Stocks (Identified Cost, $41,758,417)		$52,136,149

INVESTMENT COMPANIES (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.9% (v) (Identified Cost, $733,383)	733,427	$733,427

COLLATERAL FOR SECURITIES LOANED – 0.3%
State Street Navigator Securities Lending
Government Money Market Portfolio, 1.9% (j) (Identified Cost, $145,109)	145,109	$145,109

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(4,109)

NET ASSETS – 100.0%		$53,010,576

(a)	Non-income producing security.

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $733,427 and $52,281,258, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/18
Assets
Investments in unaffiliated issuers, at value, including $175,668 of securities on loan (identified cost, $41,903,526)	$52,281,258
Investments in affiliated issuers, at value (identified cost, $733,383)	733,427
Receivables for
Investments sold	962,619
Fund shares sold	3,846
Interest and dividends	70,073
Receivable from investment adviser	5,666
Other assets	352
Total assets	$54,057,241
Liabilities
Payables for
Investments purchased	$779,388
Fund shares reacquired	92,066
Collateral for securities loaned, at value (c)	145,109
Payable to affiliates
Shareholder servicing costs	13
Distribution and/or service fees	204
Payable for independent Trustees’ compensation	100
Accrued expenses and other liabilities	29,785
Total liabilities	$1,046,665
Net assets	$53,010,576
Net assets consist of
Paid-in capital	$31,176,723
Unrealized appreciation (depreciation)	10,377,803
Accumulated net realized gain (loss)	11,016,916
Undistributed net investment income	439,134
Net assets	$53,010,576
Shares of beneficial interest outstanding	4,622,406

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$43,007,553	3,744,077	$11.49
Service Class	10,003,023	878,329	11.39

(c)	Non-cash collateral is not included.

See Notes to Financial Statements

6

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/18
Net investment income (loss)
Income
Dividends	$440,802
Dividends from affiliated issuers	7,494
Other	2,262
Income on securities loaned	1,290
Foreign taxes withheld	(3,887)
Total investment income	$447,961
Expenses
Management fee	$244,839
Distribution and/or service fees	12,947
Shareholder servicing costs	1,525
Administrative services fee	9,040
Independent Trustees’ compensation	1,289
Custodian fee	3,256
Shareholder communications	2,480
Audit and tax fees	26,603
Legal fees	332
Miscellaneous	6,254
Total expenses	$308,565
Reduction of expenses by investment adviser	(55,863)
Net expenses	$252,702
Net investment income (loss)	$195,259
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,461,894
Affiliated issuers	(30)
Foreign currency	(63)
Net realized gain (loss)	$3,461,801
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,951,681)
Affiliated issuers	44
Translation of assets and liabilities in foreign currencies	(36)
Net unrealized gain (loss)	$(1,951,673)
Net realized and unrealized gain (loss)	$1,510,128
Change in net assets from operations	$1,705,387

See Notes to Financial Statements

7

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/18	Year ended 12/31/17
	(unaudited)
Change in net assets
From operations
Net investment income (loss)	$195,259	$244,177
Net realized gain (loss)	3,461,801	7,830,942
Net unrealized gain (loss)	(1,951,673)	(22,948)
Change in net assets from operations	$1,705,387	$8,052,171
Distributions declared to shareholders
From net investment income	$—	$(523,089)
From net realized gain	—	(5,264,061)
Total distributions declared to shareholders	$—	$(5,787,150)
Change in net assets from fund share transactions	$(5,072,250)	$(899,193)
Total change in net assets	$(3,366,863)	$1,365,828
Net assets
At beginning of period	56,377,439	55,011,611
At end of period (including undistributed net investment income of $439,134 and $243,875, respectively)	$53,010,576	$56,377,439

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$11.13		$10.79	$9.44		$10.74	$12.12	$8.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.05	$0.09	(c)	$0.09	$0.06	$0.06
Net realized and unrealized gain (loss)	0.32		1.44	2.34		(0.40)	0.35	3.44
Total from investment operations	$0.36		$1.49	$2.43		$(0.31)	$0.41	$3.50
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.10)		$(0.07)	$(0.07)	$(0.12)
From net realized gain	—		(1.04)	(0.98)		(0.92)	(1.72)	(0.11)
Total distributions declared to shareholders	$—		$(1.15)	$(1.08)		$(0.99)	$(1.79)	$(0.23)
Net asset value, end of period (x)	$11.49		$11.13	$10.79		$9.44	$10.74	$12.12
Total return (%) (k)(r)(s)(x)	3.23	(n)	15.24	27.03	(c)	(2.56)	3.44	39.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.08	1.05	(c)	1.10	1.10	1.06
Expenses after expense reductions (f)	0.88	(a)	0.88	0.87	(c)	0.88	0.98	1.05
Net investment income (loss)	0.77	(a)	0.48	0.91	(c)	0.83	0.56	0.55
Portfolio turnover	27	(n)	52	48		53	49	55
Net assets at end of period (000 omitted)	$43,008		$45,470	$46,635		$47,068	$54,917	$57,686

Service Class	Six months ended 6/30/18		Year ended
			12/31/17	12/31/16		12/31/15	12/31/14	12/31/13
	(unaudited)
Net asset value, beginning of period	$11.05		$10.72	$9.38		$10.68	$12.06	$8.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.03	$0.06	(c)	$0.06	$0.03	$0.03
Net realized and unrealized gain (loss)	0.31		1.43	2.33		(0.40)	0.34	3.43
Total from investment operations	$0.34		$1.46	$2.39		$(0.34)	$0.37	$3.46
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.07)		$(0.04)	$(0.03)	$(0.09)
From net realized gain	—		(1.04)	(0.98)		(0.92)	(1.72)	(0.11)
Total distributions declared to shareholders	$—		$(1.13)	$(1.05)		$(0.96)	$(1.75)	$(0.20)
Net asset value, end of period (x)	$11.39		$11.05	$10.72		$9.38	$10.68	$12.06
Total return (%) (k)(r)(s)(x)	3.08	(n)	15.01	26.73	(c)	(2.90)	3.19	39.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.33	1.30	(c)	1.35	1.35	1.31
Expenses after expense reductions (f)	1.13	(a)	1.13	1.12	(c)	1.13	1.23	1.30
Net investment income (loss)	0.51	(a)	0.24	0.66	(c)	0.58	0.30	0.29
Portfolio turnover	27	(n)	52	48		53	49	55
Net assets at end of period (000 omitted)	$10,003		$10,907	$8,376		$8,437	$10,305	$11,434

See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance

11

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2018 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$52,136,149	$—	$—	$52,136,149
Mutual Funds	878,536	—	—	878,536
Total	$53,014,685	$—	$—	$53,014,685

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $175,668. The fair value of the fund’s investment securities on loan and a related liability of $145,109 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $32,016. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

12

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 12/31/17
Ordinary income (including any short-term capital gains)	$1,411,113
Long-term capital gains	4,376,037
Total distributions	$5,787,150

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/18
Cost of investments	$43,066,502
Gross appreciation	10,994,449
Gross depreciation	(1,046,266)
Net unrealized appreciation (depreciation)	$9,948,183

As of 12/31/17
Undistributed ordinary income	1,717,496
Undistributed long-term capital gain	6,365,723
Other temporary differences	26,614
Net unrealized appreciation (depreciation)	12,018,633

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain
	Six months ended 6/30/18	Year ended 12/31/17	Six months ended 6/30/18	Year ended 12/31/17
Initial Class	$—	$439,568	$—	$4,255,688
Service Class	—	83,521	—	1,008,373
Total	$—	$523,089	$—	$5,264,061

13

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets:

Up to $250 million	0.90%
In excess of $250 million	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2018, this management fee reduction amounted to $2,510, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2020. For the six months ended June 30, 2018, this reduction amounted to $53,353, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2018, the fee was $1,478, which equated to 0.0054% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2018, these costs amounted to $47.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2018 was equivalent to an annual effective rate of 0.0332% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended June 30, 2018, the fee paid by the fund under this agreement was $47 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2018, the fund engaged in purchase transactions pursuant to this policy, which amounted to $13,476.

14

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

Effective January 2, 2018, the adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the period January 2, 2018 to June 30, 2018, this reimbursement amounted to $2,242, which is included in “Other” income in the Statement of Operations.

(4)	Portfolio Securities

For the six months ended June 30, 2018, purchases and sales of investments, other than short-term obligations, aggregated $14,258,850 and $19,128,549, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/18		Year ended 12/31/17
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	82,779	$905,656	93,805	$1,023,916
Service Class	42,449	468,233	371,261	4,044,312
	125,228	$1,373,889	465,066	$5,068,228
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	478,619	$4,695,256
Service Class	—	—	111,989	1,091,894
	—	$—	590,608	$5,787,150
Shares reacquired
Initial Class	(425,204)	$(4,759,015)	(807,724)	$(8,747,810)
Service Class	(151,596)	(1,687,124)	(276,792)	(3,006,761)
	(576,800)	$(6,446,139)	(1,084,516)	$(11,754,571)
Net change
Initial Class	(342,425)	$(3,853,359)	(235,300)	$(3,028,638)
Service Class	(109,147)	(1,218,891)	206,458	2,129,445
	(451,572)	$(5,072,250)	(28,842)	$(899,193)

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 44%, 15%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Bank Funding rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Bank Funding rate plus an agreed upon spread. For the six months ended June 30, 2018, the fund’s commitment fee and interest expense were $188 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Affiliated Issuers		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		125,102	9,027,935	(8,419,610)	733,427

Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(30)	$44	$—	$7,494	$733,427

16

MFS New Discovery Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit3 by choosing the fund’s name.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

17

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2018

*	Print name and title of each signing officer under his or her signature.